UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07332

Barclays Global Investors Funds

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Item 1. Schedules of Investments.

BOND INDEX FUND

Schedule of Investments (Unaudited)

September 30, 2009

INVESTMENT POLICY AND SECURITY VALUATION

The Bond Index Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2009, the value of the Fund’s investment in the Master Portfolio was $151,870,686, which represents 99.99% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the assets or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

As of September 30, 2009, the value of the Fund’s investment in its Master Portfolio was classified as a Level 2 price. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of MIP’s Notes to Schedules of Investments, which are included in this filing.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES—22.27%

AEROSPACE & DEFENSE—0.22%
Boeing Co. (The)
6.13%, 02/15/33(a)	$100,000	$111,403
Lockheed Martin Corp.
6.15%, 09/01/36	100,000	114,468
United Technologies Corp.
6.10%, 05/15/12(a)	100,000	110,979

		336,850
AGRICULTURE—0.38%
Altria Group Inc.
9.25%, 08/06/19	250,000	305,489
Philip Morris International Inc.
5.65%, 05/16/18	250,000	266,104

		571,593
BANKS—3.46%
Abbey National PLC
7.95%, 10/26/29	100,000	104,633
American Express Centurion Bank
5.20%, 11/26/10	200,000	206,565
Bank of America Corp.
5.49%, 03/15/19	200,000	186,387
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	1,000,000	1,040,078
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	250,000	270,882
Deutsche Bank AG London
5.38%, 10/12/12	100,000	108,174
HSBC Holdings PLC
5.25%, 12/12/12	300,000	318,399
KfW
0.00%, 04/18/36	250,000	74,225
3.25%, 02/15/11	400,000	413,016
3.25%, 03/15/13	250,000	259,461
4.50%, 07/16/18	250,000	264,692
NationsBank Corp./Bank of America Corp.
7.75%, 08/15/15	250,000	270,040
PNC Funding Corp.
5.63%, 02/01/17	150,000	147,598
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	226,110
Sanwa Bank Ltd./Bank of Tokyo-Mitsubishi UFJ Ltd. New York
7.40%, 06/15/11	200,000	219,125
Swiss Bank Corp.
7.00%, 10/15/15	150,000	163,800
US Bank N.A.
6.38%, 08/01/11	250,000	270,072
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	50,000	54,884

Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	150,000	135,364
Wells Fargo & Co.
4.88%, 01/12/11	200,000	206,562
5.63%, 12/11/17	300,000	315,117

		5,255,184
BEVERAGES—0.34%
Anheuser-Busch Companies Inc.
6.45%, 09/01/37	100,000	108,927
Bottling Group LLC
4.63%, 11/15/12	100,000	107,836
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	134,553
Diageo Capital PLC
5.20%, 01/30/13	150,000	160,752

		512,068
BIOTECHNOLOGY—0.18%
Amgen Inc.
5.70%, 02/01/19	250,000	274,817

		274,817
CHEMICALS—0.21%
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	106,505
8.55%, 05/15/19	100,000	112,415
Praxair Inc.
4.63%, 03/30/15	100,000	107,728

		326,648
COMMERCIAL SERVICES—0.07%
Vanderbilt University
5.25%, 04/01/19	100,000	108,800

		108,800
COMPUTERS—0.34%
Dell Inc.
5.65%, 04/15/18	75,000	78,721
Hewlett-Packard Co.
4.75%, 06/02/14(a)	150,000	160,990
International Business Machines Corp.
4.75%, 11/29/12	250,000	270,409

		510,120
COSMETICS & PERSONAL CARE—0.18%
Procter & Gamble Co. (The)
5.55%, 03/05/37	250,000	269,213

		269,213
DIVERSIFIED FINANCIAL SERVICES—4.20%
American Express Credit Corp. Series C
7.30%, 08/20/13	100,000	110,899
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	200,000	214,218
BP Capital Markets PLC
3.63%, 05/08/14	200,000	206,061

Capital One Financial Corp.
6.75%, 09/15/17	100,000	106,128
Citigroup Funding Inc.
2.25%, 12/10/12	250,000	253,366
Citigroup Inc.
5.00%, 09/15/14	177,000	168,431
5.30%, 10/17/12	250,000	257,937
6.50%, 08/19/13	150,000	157,462
6.63%, 06/15/32	100,000	90,862
6.88%, 03/05/38	100,000	100,303
Credit Suisse (USA) Inc.
6.13%, 11/15/11	250,000	269,871
6.50%, 01/15/12	100,000	108,356
General Electric Capital Corp.
5.63%, 05/01/18	300,000	298,561
5.88%, 01/14/38	100,000	91,708
6.75%, 03/15/32	250,000	255,231
General Electric Capital Corp. Series G
2.20%, 06/08/12	500,000	507,729
Goldman Sachs Group Inc. (The)
5.95%, 01/18/18	300,000	311,242
6.13%, 02/15/33	200,000	213,845
6.88%, 01/15/11	150,000	159,276
HSBC Finance Corp.
5.50%, 01/19/16	100,000	102,229
International Lease Finance Corp.
5.45%, 03/24/11	250,000	230,456
John Deere Capital Corp.
7.00%, 03/15/12	150,000	167,378
JPMorgan Chase & Co.
5.13%, 09/15/14(a)	250,000	260,453
6.40%, 05/15/38	100,000	111,954
JPMorgan Chase Capital XVIII
6.95%, 08/17/36	100,000	95,902
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	200,000	213,297
6.11%, 01/29/37	100,000	95,116
6.15%, 04/25/13	300,000	317,430
Morgan Stanley
4.75%, 04/01/14	200,000	198,524
5.30%, 03/01/13	250,000	261,958
5.75%, 10/18/16	225,000	228,312
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	220,878

		6,385,373
ELECTRIC—1.96%
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	108,716
Arizona Public Service Co.
6.50%, 03/01/12	100,000	106,419
Cincinnati Gas & Electric Co./Duke Energy Ohio Inc.
5.70%, 09/15/12	100,000	108,924
Commonwealth Edison Co.
5.90%, 03/15/36	50,000	53,138
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	100,000	115,544

Consumers Energy Co.
5.00%, 02/15/12	150,000	157,713
Duke Energy Carolinas LLC
6.05%, 04/15/38	100,000	112,905
Florida Power & Light Co.
5.95%, 02/01/38	100,000	113,490
Florida Power Corp.
6.40%, 06/15/38	100,000	118,299
Indiana Michigan Power Co.
6.05%, 03/15/37	100,000	105,556
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100,000	107,944
Northern States Power Co.
8.00%, 08/28/12(a)	100,000	116,260
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	162,885
Ontario Hydro Canada
7.45%, 03/31/13	150,000	171,030
Pacific Gas and Electric Co.
6.05%, 03/01/34	100,000	111,240
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	107,297
Progress Energy Inc.
7.10%, 03/01/11	175,000	185,519
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	106,774
San Diego Gas & Electric Co.
6.13%, 09/15/37	100,000	116,017
Southern California Edison Co.
5.00%, 01/15/16	200,000	213,754
Toledo Edison Co.
6.15%, 05/15/37	100,000	104,372
Union Electric Co.
6.70%, 02/01/19	150,000	169,292
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	210,450

		2,983,538
ELECTRICAL COMPONENTS & EQUIPMENT—0.07%
Emerson Electric Co.
5.00%, 04/15/19	100,000	106,389

		106,389
ENVIRONMENTAL CONTROL—0.07%
Waste Management Inc.
7.00%, 07/15/28	100,000	109,141

		109,141
FOOD—0.76%
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	187,169
Kellogg Co.
6.60%, 04/01/11	250,000	267,933
Kraft Foods Inc.
5.63%, 11/01/11	150,000	159,596
6.13%, 08/23/18	150,000	159,104
Kroger Co. (The)
6.15%, 01/15/20	100,000	110,586

Unilever Capital Corp.
7.13%, 11/01/10	250,000	266,900

		1,151,288
FOREST PRODUCTS & PAPER—0.12%
International Paper Co.
7.95%, 06/15/18	175,000	189,693

		189,693
HEALTH CARE - PRODUCTS—0.09%
Johnson & Johnson
5.15%, 08/15/12	125,000	137,637

		137,637
HEALTH CARE - SERVICES—0.27%
Aetna Inc.
6.75%, 12/15/37	50,000	52,764
UnitedHealth Group Inc.
6.88%, 02/15/38	100,000	110,383
WellPoint Inc.
5.25%, 01/15/16	250,000	254,942

		418,089
HOME FURNISHINGS—0.07%
Whirlpool Corp.
8.60%, 05/01/14	100,000	111,863

		111,863
HOUSEHOLD PRODUCTS & WARES—0.15%
Kimberly-Clark Corp.
6.13%, 08/01/17	200,000	227,753

		227,753
INSURANCE—0.62%
Allstate Corp. (The)
7.45%, 05/16/19	150,000	178,784
American International Group Inc.
8.25%, 08/15/18	100,000	84,983
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14(a)	100,000	108,093
Hartford Financial Services Group Inc.
6.10%, 10/01/41	100,000	82,588
MetLife Inc.
5.38%, 12/15/12	200,000	212,445
5.70%, 06/15/35	100,000	102,848
Prudential Financial Inc. Series S
6.63%, 12/01/37	50,000	51,058
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	113,823

		934,622
MACHINERY—0.18%
Caterpillar Inc.
5.70%, 08/15/16(a)	250,000	267,413

		267,413

MANUFACTURING—0.46%
General Electric Co.
5.00%, 02/01/13	100,000	105,490
5.25%, 12/06/17	100,000	102,625
Honeywell International Inc.
5.30%, 03/01/18	100,000	107,645
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	150,000	160,928
Tyco International Group SA
6.38%, 10/15/11	200,000	215,600

		692,288
MEDIA—1.12%
Comcast Corp.
6.45%, 03/15/37	100,000	105,889
Cox Communications Inc.
5.50%, 10/01/15	100,000	106,818
News America Inc.
6.20%, 12/15/34	100,000	98,388
TCI Communications Inc.
8.75%, 08/01/15	200,000	241,343
Time Warner Cable Inc.
6.55%, 05/01/37	100,000	106,256
7.50%, 04/01/14	200,000	229,386
Time Warner Inc.
6.88%, 05/01/12	350,000	385,287
Viacom Inc.
6.88%, 04/30/36	100,000	105,640
Viacom Inc./CBS Corp.
5.63%, 08/15/12(a)	200,000	207,433
Walt Disney Co. (The)
6.38%, 03/01/12	100,000	109,805

		1,696,245
MINING—0.43%
Alcan Inc.
4.88%, 09/15/12	150,000	155,639
Alcoa Inc.
5.90%, 02/01/27	150,000	127,564
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	100,000	106,652
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18	150,000	161,301
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	103,453

		654,609
MULTI-NATIONAL—0.65%
Asian Development Bank
2.75%, 05/21/14	200,000	202,082
European Investment Bank
4.88%, 02/16/16	250,000	273,974
5.13%, 09/13/16	225,000	248,997
Inter-American Development Bank
3.00%, 04/22/14	250,000	255,423

		980,476

OIL & GAS—1.35%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	114,694
Anadarko Petroleum Corp.
6.45%, 09/15/36	100,000	103,249
Apache Corp.
6.00%, 01/15/37	100,000	111,269
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	119,308
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	265,680
ConocoPhillips
4.60%, 01/15/15(a)	200,000	213,459
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	271,983
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	213,023
Marathon Oil Corp.
6.13%, 03/15/12	150,000	162,293
Shell International Finance BV
4.00%, 03/21/14	150,000	157,562
Suncor Energy Inc.
6.50%, 06/15/38	100,000	103,318
Transocean Inc.
5.25%, 03/15/13	100,000	105,730
XTO Energy Inc.
6.25%, 04/15/13	100,000	108,816

		2,050,384
OIL & GAS SERVICES—0.07%
Halliburton Co.
6.15%, 09/15/19	100,000	112,171

		112,171
PHARMACEUTICALS—0.70%
Abbott Laboratories
5.60%, 11/30/17	150,000	165,341
AstraZeneca PLC
5.90%, 09/15/17	200,000	223,777
Eli Lilly and Co.
5.50%, 03/15/27	50,000	53,817
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	150,000	176,835
Merck & Co. Inc.
5.95%, 12/01/28	100,000	110,475
Pharmacia Corp.
6.50%, 12/01/18	150,000	171,934
Wyeth
5.50%, 03/15/13(a)	150,000	162,381

		1,064,560
PIPELINES—0.37%
Energy Transfer Partners LP
9.70%, 03/15/19	150,000	185,668
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	100,000	101,661
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	100,000	112,082

TransCanada PipeLines Ltd.
6.20%, 10/15/37	50,000	54,751
Williams Companies Inc. (The)
7.63%, 07/15/19	100,000	107,965

		562,127
REAL ESTATE INVESTMENT TRUSTS—0.33%
Boston Properties LP
6.25%, 01/15/13(a)	200,000	207,643
Health Care Property Investors Inc.
6.00%, 01/30/17	100,000	93,393
Simon Property Group LP
5.63%, 08/15/14	200,000	206,366

		507,402
RETAIL—0.35%
Home Depot Inc. (The)
5.88%, 12/16/36	100,000	97,021
McDonald’s Corp.
5.35%, 03/01/18	100,000	109,105
Target Corp.
6.50%, 10/15/37	100,000	111,886
Wal-Mart Stores Inc.
5.25%, 09/01/35	100,000	100,136
6.20%, 04/15/38	100,000	113,805

		531,953
SOFTWARE—0.11%
Oracle Corp.
5.75%, 04/15/18	150,000	165,276

		165,276
TELECOMMUNICATIONS—1.92%
AT&T Corp.
8.00%, 11/15/31	100,000	124,604
AT&T Wireless Services Inc./New Cingular Wireless Services Inc.
7.88%, 03/01/11	250,000	271,309
BellSouth Corp.
6.88%, 10/15/31	150,000	164,000
British Telecom PLC
9.13%, 12/15/10	250,000	269,169
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14(b)	250,000	270,170
Cisco Systems Inc.
4.95%, 02/15/19	250,000	262,795
Deutsche Telekom International Finance AG
8.75%, 06/15/30	100,000	129,502
Embarq Corp.
7.08%, 06/01/16	100,000	108,656
France Telecom SA
7.75%, 03/01/11	150,000	162,416
Motorola Inc.
7.63%, 11/15/10	16,000	16,660
SBC Communications Inc.
5.10%, 09/15/14	300,000	323,450
Telecom Italia Capital SA

5.25%, 11/15/13	150,000	157,792
Telefonica Europe BV
8.25%, 09/15/30	50,000	64,748
Verizon Global Funding Corp.
7.75%, 12/01/30	250,000	302,043
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	159,781
Vodafone Group PLC
7.88%, 02/15/30	100,000	124,610

		2,911,705
TRANSPORTATION—0.47%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	263,918
CSX Corp.
6.15%, 05/01/37	100,000	105,925
Norfolk Southern Corp.
7.70%, 05/15/17(a)	150,000	177,281
Union Pacific Corp.
6.15%, 05/01/37	50,000	56,515
United Parcel Service Inc.
5.13%, 04/01/19	100,000	107,502

		711,141

TOTAL CORPORATE BONDS & NOTES
(Cost: $32,110,005)		33,828,429

Security	Principal	Value
ASSET-BACKED SECURITIES—0.56%
Citibank Credit Card Issuance Trust Series 2008-A1 Class A1
5.35%, 02/07/20	170,000	184,006
Connecticut RRB Special Purpose Trust CL&P Series 2001-1 Class A5
6.21%, 12/30/11	635,480	660,227

TOTAL ASSET-BACKED SECURITIES
(Cost: $807,904)		844,233

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—3.02%

MORTGAGE-BACKED SECURITIES—3.02%
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2
5.42%, 05/15/36	1,000,000	1,018,904
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
5.44%, 03/10/39	700,000	620,349
JPMorgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	375,712	378,213
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	469,657
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	210,127
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4

4.37%, 03/15/36	500,000	467,242
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AM
6.10%, 06/15/38	600,000	462,255
Morgan Stanley Capital I Series 2006-HQ8 Class A4
5.56%, 03/12/44	1,000,000	956,269

		4,583,016

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $4,864,961)		4,583,016

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES (c)—1.92%
Brazil (Federative Republic of)
7.13%, 01/20/37	200,000	238,500
8.00%, 01/15/18	236,111	273,417
British Columbia (Province of)
6.50%, 01/15/26	100,000	117,807
Canada (Government of)
3.75%, 07/15/11	250,000	262,081
Finland (Republic of)
6.95%, 02/15/26	100,000	124,834
Hydro-Quebec
6.30%, 05/11/11	150,000	161,811
Israel (State of)
4.63%, 06/15/13	100,000	105,531
Italy (Republic of)
6.88%, 09/27/23	200,000	240,333
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	160,408
Ontario (Province of)
5.00%, 10/18/11	500,000	536,948
Peru (Republic of)
8.38%, 05/03/16	100,000	121,750
Poland (Republic of)
6.38%, 07/15/19	100,000	112,342
Quebec (Province of)
6.13%, 01/22/11(a)	150,000	159,820
United Mexican States
8.13%, 12/30/19	250,000	304,625

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,742,366)		2,920,207

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.46%

CALIFORNIA—0.14%
California State, General Obligations Unlimited
5.45%, 04/01/15	200,000	209,048

		209,048
ILLINOIS—0.12%
Illinois State, General Obligations Unlimited
5.10%, 06/01/33	200,000	186,050

		186,050

NEW JERSEY—0.13%
New Jersey State Turnpike Authority
4.25%, 01/01/16	190,000	192,067

		192,067
TEXAS—0.07%
Texas State, General Obligations Unlimited
5.52%, 04/01/39	100,000	106,351

		106,351

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $682,776)		693,516

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS—69.64%

MORTGAGE-BACKED SECURITIES—37.76%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	505,862	526,806
4.50%, 04/01/18	671,915	709,782
4.50%, 11/01/18	605,156	639,261
4.50%, 01/01/19	88,954	93,967
4.50%, 02/01/19	615,642	650,338
4.50%, 10/01/39(d)	4,000,000	4,046,250
5.00%, 10/01/18	828,176	880,567
5.00%, 02/01/34	514,847	534,658
5.00%, 08/01/35	754,643	782,502
5.00%, 04/01/39	2,672,887	2,776,660
5.50%, 09/01/22	716,417	759,234
5.50%, 04/01/33	1,140,234	1,199,977
5.50%, 10/01/35	3,016,449	3,168,842
5.50%, 01/01/38	1,513,969	1,586,908
5.50%, 10/01/38	316,384	331,608
6.00%, 10/01/39(d)	3,000,000	3,165,469
6.50%, 06/01/31	165,056	177,700
8.00%, 12/01/24	515,764	582,927
Federal National Mortgage Association
3.82%, 10/01/36	2,402,873	2,425,027
4.00%, 05/01/24	487,874	497,074
4.00%, 10/01/39(d)	2,000,000	1,979,687
4.50%, 05/01/24	488,750	506,825
4.50%, 12/01/35	1,464,024	1,492,237
4.50%, 10/01/39(d)	1,000,000	1,012,656
5.00%, 01/01/19	2,055,658	2,183,976
5.00%, 11/01/33	4,470,449	4,641,072
5.50%, 06/01/25	892,190	944,995
5.50%, 07/01/33	2,866,633	3,015,957
5.50%, 12/01/33	596,702	627,780
5.50%, 03/01/34	32,860	34,530
5.50%, 10/01/35	1,207,349	1,267,968
5.50%, 02/01/37	685,363	718,275
5.85%, 11/01/36	509,762	538,406
6.00%, 07/01/37	1,560,053	1,649,367
6.00%, 12/01/37	777,742	822,267
6.00%, 02/01/38	1,296,994	1,371,247
6.50%, 07/01/32	1,021,095	1,101,868
6.50%, 10/01/39(d)	1,000,000	1,068,125
7.00%, 02/01/32	136,994	150,975

Government National Mortgage Association
4.50%, 10/01/39(d)	1,000,000	1,000,000
5.00%, 08/15/38	914,181	948,250
5.50%, 12/15/32	530,199	560,354
5.50%, 04/15/39	924,408	971,784
6.00%, 03/15/35	520,046	552,130
6.00%, 10/15/37	40,654	43,048
6.00%, 10/01/39(d)	1,000,000	1,055,469
6.50%, 09/15/36	699,843	744,808
7.50%, 12/15/23	725,123	808,782

		57,348,395
U.S. GOVERNMENT AGENCY OBLIGATIONS—5.93%
Federal Home Loan Mortgage Corp.
3.75%, 03/27/19(a)	275,000	275,134
4.63%, 10/25/12	990,000	1,075,933
6.25%, 07/15/32(a)	345,000	435,190
Federal National Mortgage Association
2.75%, 02/05/14	300,000	303,958
4.38%, 09/15/12(a)	500,000	537,538
4.38%, 03/15/13	1,200,000	1,301,642
4.63%, 10/15/13(a)	2,000,000	2,184,132
5.00%, 03/15/16	750,000	828,307
5.38%, 11/15/11(a)	500,000	545,044
6.25%, 02/01/11(a)	500,000	529,517
Financing Corp.
8.60%, 09/26/19	200,000	269,246
Tennessee Valley Authority
6.25%, 12/15/17	400,000	462,660
7.13%, 05/01/30	200,000	256,126

		9,004,427
U.S. GOVERNMENT OBLIGATIONS—25.95%
U.S. Treasury Bonds
3.50%, 02/15/39(a)	600,000	543,563
4.38%, 02/15/38(a)	300,000	316,031
4.50%, 02/15/36(a)	300,000	322,219
4.50%, 05/15/38(a)	525,000	564,949
5.38%, 02/15/31(a)	150,000	178,219
6.13%, 11/15/27(a)	600,000	762,000
6.25%, 08/15/23(a)	625,000	783,399
7.25%, 05/15/16(a)	1,000,000	1,265,703
7.63%, 02/15/25(a)	350,000	498,805
8.00%, 11/15/21(a)	400,000	566,188
8.13%, 05/15/21(a)	500,000	709,922
8.75%, 05/15/17	500,000	692,695
8.75%, 05/15/20(a)	500,000	730,781
U.S. Treasury Notes
1.00%, 07/31/11(a)	750,000	752,139
1.00%, 08/31/11(a)	3,500,000	3,506,153
1.13%, 06/30/11(a)	1,500,000	1,508,671
1.75%, 01/31/14(a)	2,700,000	2,666,250
2.38%, 08/31/14(a)	1,250,000	1,254,687
2.38%, 09/30/14	1,450,000	1,450,000
2.75%, 02/15/19(a)	750,000	715,723
3.38%, 06/30/13	4,620,000	4,890,344
3.38%, 07/31/13(a)	3,400,000	3,601,345
3.88%, 05/15/18(a)	500,000	524,023
4.00%, 02/15/15(a)	400,000	431,000
4.00%, 08/15/18	500,000	500,000

4.25%, 11/15/14(a)	900,000	982,969
4.25%, 08/15/15	1,150,000	1,252,421
4.25%, 11/15/17(a)	275,000	296,312
4.38%, 08/15/12(a)	500,000	542,852
4.50%, 11/15/10(a)	500,000	522,481
4.50%, 02/28/11(a)	250,000	263,672
4.50%, 02/15/16	500,000	551,680
4.50%, 05/15/17(a)	1,750,000	1,920,762
4.63%, 10/31/11	700,000	752,226
4.63%, 11/15/16(a)	250,000	277,110
4.75%, 05/15/14(a)	175,000	195,070
4.88%, 06/30/12(a)	650,000	712,918
4.88%, 08/15/16(a)	1,000,000	1,125,156
5.13%, 05/15/16(a)	250,000	285,156

		39,415,594

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $101,309,026)		105,768,416

Security	Shares	Value
SHORT-TERM INVESTMENTS—35.09%

MONEY MARKET FUNDS—35.09%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(e)(f)(g)	48,294,133	48,294,133
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(e)(f)(g)	5,002,947	5,002,947

		53,297,080

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,297,080)		53,297,080

TOTAL INVESTMENTS IN SECURITIES — 132.96%
(Cost: $195,814,118)		201,934,897
Other Assets, Less Liabilities — (32.96)%		(50,063,947)

NET ASSETS — 100.00%		$151,870,950

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	To-be-announced (TBA). See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments (Unaudited)

September 30, 2009

INVESTMENT POLICY AND SECURITY VALUATION

The Government Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Government Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30,2009, the value of the Fund’s investment in the Master Portfolio was $802,777,180, which represents 100.00% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the assets or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

As of September 30, 2009, the value of the Fund’s investment in its Master Portfolio was classified as a Level 2 price. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of MIP’s Notes to Schedules of Investments, which are included in this filing.

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

Security	Face Amount	Value
REPURCHASE AGREEMENTS—100.01%
Banc of America Securities LLC Tri-Party 0.05%, dated 9/30/09, due 10/01/09, maturity value $140,000,194 (collateralized by U.S. government obligations, value $142,800,000).	$140,000,000	$140,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.06%, dated 9/30/09, due 10/01/09, maturity value $140,000,233 (collateralized by U.S. government obligations, value $142,800,000).	140,000,000	140,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 9/30/09, due 10/01/09, maturity value $140,000,272 (collateralized by U.S. government obligations, value $142,802,650).	140,000,000	140,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.05%, dated 9/30/09, due 10/01/09, maturity value $102,841,143 (collateralized by U.S. government obligations, value $104,897,820).	102,841,000	102,841,000
J.P. Morgan Securities Inc. Tri-Party 0.06%, dated 9/30/09, due 10/01/09, maturity value $140,000,233 (collateralized by U.S. government obligations, value $142,801,365).	140,000,000	140,000,000
Morgan Stanley Tri-Party 0.05%, dated 9/30/09, due 10/01/09, maturity value $140,000,194 (collateralized by U.S. government obligations, value $144,320,827).	140,000,000	140,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $802,841,000)		802,841,000

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $802,841,000)		802,841,000
Other Assets, Less Liabilities — (0.01)%		(63,820)

NET ASSETS — 100.00%		$802,777,180

See accompanying notes to schedules of investments.

INSTITUTIONAL MONEY MARKET FUND

Schedule of Investments (Unaudited)

September 30, 2009

INVESTMENT POLICY AND SECURITY VALUATION

The Institutional Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2009, the value of the Fund’s investment in the Master Portfolio was $21,352,531,283, which represents 96.29% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the assets or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

As of September 30, 2009, the value of the Fund’s investment in its Master Portfolio was classified as a Level 2 price. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of MIP’s Notes to Schedules of Investments, which are included in this filing.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—18.91%
Banco Bilbao Vizcaya Argentaria SA
0.27%, 12/01/09	$120,000,000	$120,001,016
0.30%, 11/03/09	150,000,000	150,000,687
0.30%, 11/09/09	100,000,000	100,000,000
Bank of Montreal
0.21%, 10/15/09	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. NY
0.23%, 10/28/09	140,000,000	140,000,000
0.23%, 11/02/09	120,000,000	120,000,000
0.25%, 11/30/09	140,000,000	140,000,000
0.25%, 12/31/09	49,000,000	49,000,000
0.27%, 12/15/09	94,500,000	94,500,000
0.27%, 12/21/09	75,000,000	75,000,000
BNP Paribas
0.30%, 11/06/09	100,000,000	99,999,499
0.46%, 01/22/10	100,000,000	100,000,000
Calyon NY
0.25%, 12/10/09	133,000,000	133,000,000
0.31%, 03/29/10	75,000,000	75,000,000
0.32%, 11/03/09	26,000,000	26,000,000
0.46%, 02/22/10	115,000,000	115,000,000
Deutsche Bank AG
0.30%, 11/13/09	130,000,000	130,000,000
Istituto Bancario San Paolo di Torino SpA
0.22%, 10/14/09	150,000,000	150,000,000
0.26%, 10/05/09	175,000,000	175,000,000
0.29%, 11/05/09	95,000,000	95,000,000
National Bank of Canada
0.30%, 11/24/09	70,000,000	70,000,000
Rabobank Nederland NV NY
0.24%, 12/11/09	120,000,000	120,000,000
0.29%, 11/06/09	130,000,000	130,000,000
0.37%, 02/22/10	325,000,000	325,000,000
Royal Bank of Canada
0.30%, 03/29/10	250,000,000	250,000,000
Royal Bank of Scotland NY
0.32%, 12/21/09	50,000,000	50,000,000
0.49%, 10/22/09	50,000,000	50,000,000
0.50%, 10/16/09	50,000,000	50,000,000
Societe Generale NY
0.22%, 10/28/09	95,000,000	95,000,000
0.28%, 11/30/09	350,000,000	350,000,000
0.37%, 11/05/09	110,000,000	110,000,000
Svenska Handelsbanken NY
0.34%, 10/01/09	100,000,000	100,000,000
0.40%, 11/09/09	130,000,000	130,001,407
Toronto-Dominion Bank (The)
0.42%, 03/15/10	80,000,000	80,007,313
0.65%, 04/15/10	95,000,000	95,144,288

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $4,192,654,210)		4,192,654,210

Security	Face Amount	Value
COMMERCIAL PAPER—40.63%
Alpine Securitization Corp.
0.20%, 10/14/09(a)	50,000,000	49,996,389
0.21%, 10/16/09(a)	290,000,000	289,974,626

Amsterdam Funding Corp.
0.25%, 12/18/09(a)	50,000,000	49,972,917
ANZ National International Ltd.
0.23%, 11/18/09	30,000,000	29,990,800
Atlantic Asset Securities Corp.
0.21%, 10/27/09(a)	25,000,000	24,996,208
0.25%, 12/02/09(a)	40,000,000	39,982,778
Banco Bilbao Vizcaya Argentaria SA London
0.45%, 12/15/09	125,000,000	124,882,813
Barton Capital Corp.
0.25%, 12/21/09(a)	37,026,000	37,005,173
0.29%, 11/06/09(a)	100,000,000	99,971,000
0.30%, 01/06/10(a)	47,050,000	47,011,968
0.30%, 11/12/09(a)	30,000,000	29,989,500
0.33%, 10/20/09(a)	32,028,000	32,022,422
0.34%, 10/01/09(a)	62,000,000	62,000,000
0.34%, 10/02/09(a)	15,000,000	14,999,859
0.34%, 10/05/09(a)	50,000,000	49,998,111
BNP Paribas Finance Inc.
0.46%, 01/11/10	150,000,000	149,804,925
Bryant Park Funding LLC
0.21%, 10/15/09(a)	80,000,000	79,993,467
0.21%, 10/20/09(a)	41,889,000	41,884,357
0.21%, 10/22/09(a)	84,092,000	84,081,699
0.21%, 10/27/09(a)	25,700,000	25,696,102
0.21%, 10/30/09(a)	70,000,000	69,988,158
CAFCO LLC
0.21%, 10/19/09(a)	85,000,000	84,991,075
Calyon North America Inc.
0.23%, 11/12/09	92,000,000	91,975,313
Cancara Asset Securitisation Ltd.
0.26%, 10/16/09(a)	80,000,000	79,991,333
0.32%, 12/14/09(a)	150,000,000	149,901,333
CBA(delaware) Finance Inc.
0.28%, 11/16/09	20,000,000	19,992,845
0.29%, 11/04/09	60,000,000	59,983,566
0.30%, 03/18/10	85,000,000	84,881,000
0.31%, 03/22/10	70,000,000	69,896,322
Chariot Funding LLC
0.25%, 10/05/09(a)	251,000,000	250,993,028
Citibank Credit Card Issuance Trust
0.26%, 11/25/09(a)	50,000,000	49,980,139
0.28%, 12/22/09(a)	65,000,000	64,958,544
0.33%, 01/04/10(a)	99,000,000	98,913,788
Citibank Omni Master Trust
0.55%, 10/06/09(a)	35,000,000	34,997,326
0.55%, 10/07/09(a)	70,000,000	69,993,583
0.55%, 10/14/09(a)	90,000,000	89,982,125
Danske Corp.
0.21%, 10/15/09	50,000,000	49,995,917
0.21%, 11/02/09	146,000,000	145,972,747
0.22%, 10/26/09	77,600,000	77,588,144
DnB NOR Bank ASA
0.28%, 01/14/10	175,000,000	174,857,083
0.34%, 03/11/10	50,000,000	49,923,972
Edison Asset Securitization LLC
0.25%, 12/21/09(a)	60,000,000	59,966,250
Enterprise Funding LLC
0.21%, 10/23/09(a)	174,235,000	174,212,640
0.30%, 12/02/09(a)	200,000,000	199,896,667
Falcon Asset Securitization Corp.
0.25%, 10/05/09(a)	116,000,000	115,996,778
Gemini Securitization Corp.
0.21%, 10/21/09(a)	145,000,000	144,983,083

0.25%, 12/15/09(a)	55,000,000	54,971,354
0.26%, 11/30/09(a)	50,000,000	49,978,333
0.27%, 11/23/09(a)	50,000,000	49,980,125
General Electric Capital Corp.
0.25%, 12/09/09	45,000,000	44,978,438
Govco LLC
0.22%, 10/28/09(a)	25,000,000	24,995,875
0.22%, 10/29/09(a)	150,000,000	149,974,333
0.27%, 12/17/09(a)	26,000,000	25,984,985
ING US Funding LLC
0.25%, 12/01/09	50,000,000	49,978,819
Kitty Hawk Funding Corp.
0.21%, 10/19/09(a)	59,118,000	59,111,793
LMA Americas LLC
0.24%, 11/24/09(a)	110,000,000	109,960,400
Matchpoint Master Trust
0.22%, 10/27/09(a)	20,000,000	19,996,822
0.25%, 12/11/09(a)	25,000,000	24,987,674
National Australia Funding(delaware) Inc.
0.35%, 10/19/09	120,000,000	119,979,000
National Bank of Canada
0.28%, 11/30/09	175,000,000	174,918,333
Nordea North America Inc.
0.25%, 01/25/10	25,000,000	24,979,861
0.28%, 11/13/09	35,000,000	34,988,503
0.31%, 03/15/10	150,000,000	149,786,875
Old Line Funding LLC
0.28%, 11/20/09(a)	25,000,000	24,990,278
0.29%, 11/05/09(a)	16,658,000	16,653,303
Park Avenue Receivables Corp.
0.25%, 10/05/09(a)	90,000,000	89,997,500
0.27%, 11/02/09(a)	50,000,000	49,988,000
Rabobank USA Finance Corp.
0.29%, 11/16/09	75,000,000	74,972,209
Ranger Funding Co. LLC
0.21%, 10/26/09(a)	185,000,000	184,973,021
0.26%, 12/02/09(a)	36,028,000	36,011,867
0.30%, 11/10/09(a)	50,000,000	49,983,334
0.32%, 10/23/09(a)	53,086,000	53,075,619
0.34%, 12/16/09(a)	56,461,000	56,420,473
RBS Holdings USA Inc.
0.35%, 12/22/09	60,000,000	59,952,167
0.40%, 01/05/10	75,000,000	74,920,000
Regency Markets No. 1 LLC
0.22%, 10/19/09(a)	74,000,000	73,991,860
0.37%, 10/15/09(a)	52,286,000	52,278,476
Santander Central Hispano Finance Inc.
0.45%, 01/22/10	50,000,000	49,929,375
0.50%, 01/14/10	236,000,000	235,655,834
Scaldis Capital LLC
0.26%, 10/13/09(a)	57,000,000	56,995,060
0.26%, 10/28/09(a)	50,000,000	49,990,250
0.27%, 10/08/09(a)	50,000,000	49,997,375
Societe Generale North America Inc.
0.25%, 12/18/09	18,535,000	18,524,960
0.25%, 12/23/09	80,000,000	79,953,889
0.25%, 12/28/09	180,000,000	179,890,000
0.34%, 03/24/10	150,000,000	149,753,500
Solitaire Funding Ltd.
0.30%, 12/10/09(a)	115,000,000	114,932,917
0.40%, 01/11/10(a)	100,000,000	99,886,667
Straight-A Funding LLC
0.22%, 11/17/09(a)	50,000,000	49,985,639
0.23%, 12/09/09(a)	50,000,000	49,977,958
0.23%, 12/11/09(a)	115,531,000	115,478,594

0.24%, 11/23/09(a)	125,118,000	125,073,792
0.24%, 11/24/09(a)	60,000,000	59,978,400
0.24%, 12/01/09(a)	50,000,000	49,979,667
0.24%, 12/01/09(a)	40,000,000	39,983,733
0.25%, 11/17/09(a)	33,000,000	32,989,229
0.25%, 11/20/09(a)	75,089,000	75,062,927
0.25%, 11/23/09(a)	70,000,000	69,974,236
0.26%, 11/24/09(a)	75,000,000	74,970,750
0.33%, 10/19/09(a)	45,506,000	45,498,492
Tempo Finance Ltd.
0.32%, 11/03/09(a)	25,000,000	24,992,667
0.40%, 10/14/09(a)	30,000,000	29,995,666
Thames Asset Global Securitization No. 1 Inc.
0.22%, 10/20/09(a)	42,000,000	41,995,123
0.25%, 12/07/09(a)	50,034,000	50,010,720
Ticonderoga Master Funding Ltd.
0.21%, 10/20/09(a)	66,012,000	66,004,684
0.31%, 01/06/10(a)	15,018,000	15,005,456
Toyota Motor Credit Corp.
0.35%, 10/05/09	75,000,000	74,997,084
Variable Funding Capital Corp.
0.28%, 11/16/09(a)	30,000,000	29,989,267
Westpac Banking Corp.
0.27%, 01/11/10	50,000,000	49,961,750
0.28%, 11/24/09	30,000,000	29,987,400
0.35%, 04/14/10	200,000,000	199,620,833
Westpac Securities NZ Ltd.
0.34%, 10/02/09	70,000,000	69,999,339
Windmill Funding Corp.
0.20%, 10/14/09(a)	50,000,000	49,996,389
0.26%, 12/01/09(a)	52,000,000	51,977,091
Yorktown Capital LLC
0.21%, 10/22/09(a)	126,284,000	126,268,530
0.21%, 10/23/09(a)	66,809,000	66,800,426
0.26%, 01/05/10(a)	31,671,000	31,649,041
0.30%, 11/17/09(a)	50,000,000	49,980,417
0.33%, 10/19/09(a)	80,000,000	79,986,800

TOTAL COMMERCIAL PAPER
(Cost: $9,010,509,430)		9,010,509,430

Security	Face Amount	Value
MEDIUM-TERM NOTES—8.97%
Federal Home Loan Bank
0.31%, 01/06/10	24,450,000	24,429,577
0.31%, 01/13/10	31,000,000	30,972,237
0.31%, 01/20/10	50,000,000	49,952,209
0.32%, 11/12/09	76,662,000	76,633,380
0.32%, 11/13/09	100,000,000	99,961,778
0.32%, 01/20/10	150,000,000	149,992,127
Federal Home Loan Mortgage Corp.
0.24%, 03/08/10	50,000,000	49,947,333
0.25%, 03/15/10	50,000,000	49,942,708
0.25%, 03/23/10	150,000,000	149,819,792
0.26%, 03/23/10	173,088,000	172,875,895
0.28%, 12/14/09	27,605,000	27,589,112
0.29%, 12/14/09	100,000,000	99,940,389
0.30%, 01/19/10	25,400,000	25,376,717
0.30%, 01/04/10	50,000,000	49,960,417
0.31%, 01/11/10	178,275,000	178,118,416
0.32%, 11/09/09	63,894,000	63,871,850
0.34%, 02/02/10	200,000,000	199,765,777
Federal National Mortgage Association
0.30%, 01/05/10	90,000,000	89,928,000
0.31%, 01/13/10	250,000,000	249,776,112

0.32%, 01/13/10	50,000,000	49,954,500
0.32%, 11/18/09	100,000,000	99,957,333

TOTAL MEDIUM-TERM NOTES
(Cost: $1,988,765,659)		1,988,765,659

Security	Face Amount	Value
REPURCHASE AGREEMENTS—18.48%
Banc of America Securities LLC Tri-Party 0.28%, dated 9/30/09, due 10/1/09, maturity value $325,002,528(collateralized by non-U.S. government debt securities, value $341,250,000).	325,000,000	325,000,000
Bank of America N.A. Tri-Party 0.05%, dated 9/30/09, due 10/1/09, maturity value $67,335,094(collateralized by U.S. government obligations, value $68,681,700).	67,335,000	67,335,000
BNP Paribas Securities Services Tri-Party 0.25%, dated 9/30/09, due 10/1/09, maturity value $585,004,063(collateralized by non-U.S. government debt securities, value $602,550,941).	585,000,000	585,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.30%, dated 9/30/09, due 10/1/09, maturity value $600,005,000(collateralized by U.S. government obligations, value $604,656,307).	600,000,000	600,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.50%, dated 9/30/09, due 10/1/09, maturity value $80,001,111(collateralized by U.S. government obligations, value $85,272,043).	80,000,000	80,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.70%, dated 9/30/09, due 10/19/09, maturity value $80,029,556(collateralized by U.S. government obligations, value $85,272,043).(b)	80,000,000	80,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.44%, dated 9/30/09, due 12/28/09, maturity value $100,108,778(collateralized by non-U.S. government debt securities, value $105,000,000).(b)	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.49%, dated 9/30/09, due 12/29/09, maturity value $25,030,625(collateralized by U.S. government obligations, value $26,250,000).(b)	25,000,000	25,000,000
Greenwich Capital Markets Inc. Tri-Party 0.35%, dated 9/30/09, due 10/1/09, maturity value $180,001,750(collateralized by non-U.S government debt securities, value $190,473,319).	180,000,000	180,000,000
Greenwich Capital Markets Inc. Tri-Party 0.35%, dated 9/30/09, due 10/1/09, maturity value $425,004,132(collateralized by non-U.S. government debt securities, value $444,437,743).	425,000,000	425,000,000
HSBC Securities Inc. Tri-Party 0.18%, dated 9/30/09, due 10/1/09, maturity value $100,000,500(collateralized by non-U.S. government debt securities, value $104,622,195).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.25%, dated 9/30/09, due 10/1/09, maturity value $100,000,694(collateralized by non-U.S. government debt securities, value $103,002,801).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.45%, dated 9/30/09, due 10/1/09, maturity value $370,004,625(collateralized by non-U.S. government debt securities, value $388,502,425).	370,000,000	370,000,000
J.P. Morgan Securities Inc. Tri-Party 0.80%, dated 7/1/09, due 10/1/09, maturity value $225,005,000(collateralized by non-U.S. government debt securities, value $236,252,286).	225,000,000	225,000,000
J.P. Morgan Securities Inc. Tri-Party 0.80%, dated 7/1/09, due 10/1/09, maturity value $225,005,000(collateralized by non-U.S. government debt securities, value $236,253,243).	225,000,000	225,000,000
Morgan Stanley Tri-Party 0.23%, dated 9/30/09, due 10/1/09, maturity value $610,003,897(collateralized by non-U.S. government debt securities, value $672,394,869).	610,000,000	610,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $4,097,335,000)		4,097,335,000

Security	Face Amount	Value
TIME DEPOSITS—5.61%
Banco Santander SA
0.31%, 12/01/09(b)	275,000,000	275,000,000
0.35%, 01/04/10(b)	100,000,000	100,000,000
Bank of Nova Scotia
0.04%, 10/01/09	954,000	954,000
Branch Banking and Trust
0.01%, 10/01/09	100,000,000	100,000,000

ING Groep NV
0.30%, 12/31/09(b)	73,000,000	73,000,000
0.51%, 10/08/09(b)	75,000,000	75,000,000
KBC Bank NV
0.01%, 10/01/09	170,183,000	170,183,000
Royal Bank of Canada
0.00%, 10/01/09	350,000,000	350,000,000
0.25%, 12/23/09(b)	100,000,000	100,000,000

TOTAL TIME DEPOSITS
(Cost: $1,244,137,000)		1,244,137,000

Security	Face Amount	Value
U.S. TREASURY OBLIGATIONS—3.58%
U.S. Treasury Bills
0.27%, 11/19/09(c)	125,000,000	124,954,063
0.28%, 01/14/10(c)	300,000,000	299,755,000
0.29%, 01/21/10(c)	75,000,000	74,932,334
0.30%, 11/27/09(c)	90,000,000	89,957,567
0.30%, 12/03/09(c)	75,000,000	74,960,625
0.31%, 12/10/09(c)	45,000,000	44,972,875
0.35%, 12/10/09(c)	85,000,000	84,942,153

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $794,474,617)		794,474,617

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—5.02%
Bank of America N.A.
0.81%, 10/02/09	225,000,000	225,000,000
Federal Farm Credit Banks Funding Corp.
0.61%, 05/12/10	30,000,000	30,000,000
Federal Home Loan Bank
0.31%, 06/01/10	110,000,000	110,000,000
0.50%, 05/20/10	274,000,000	274,000,000
0.61%, 04/07/10	75,000,000	75,000,000
Lloyds TSB Bank PLC
0.20%, 10/06/09	75,000,000	75,000,000
Royal Bank of Canada
0.90%, 10/01/09	125,000,000	125,000,000
Toyota Motor Credit Corp. Series 1
0.61%, 10/02/09	200,000,000	200,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,114,000,000)		1,114,000,000

TOTAL INVESTMENTS IN SECURITIES — 101.20%
(Cost: $22,441,875,916)		22,441,875,916
Other Assets, Less Liabilities — (1.20)%		(265,948,673)

NET ASSETS — 100.00%		$22,175,927,243

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	The rate quoted is the yield to maturity.

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

INVESTMENT POLICY AND SECURITY VALUATION

The LifePath Retirement Portfolio (the “LifePath Portfolio”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath Retirement Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The LifePath Portfolio owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2009, the value of the LifePath Portfolio’s investment in the Master Portfolio was $153,174,425, which represents 50.39% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the assets or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

As of September 30, 2009, the value of the LifePath Portfolio’s investment in its Master Portfolio was classified as a Level 2 price. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of MIP’s Notes to Schedules of Investments, which are included in this filing.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

Security		Value
MASTER PORTFOLIOS—70.97%
Active Stock Master Portfolio(a)		$56,786,704
CoreAlpha Bond Master Portfolio(a)		158,946,956

TOTAL MASTER PORTFOLIOS		215,733,660

Security	Shares	Value
EXCHANGE-TRADED FUNDS—28.73%
iShares Barclays TIPS Bond Fund(a)(b)	263,009	27,058,366
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	37,621	1,829,133
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	107,197	3,153,736
iShares MSCI Canada Index Fund(a)(b)	97,248	2,477,879
iShares MSCI EAFE Index Fund(a)(b)	375,898	20,561,621
iShares MSCI EAFE Small Cap Index Fund(a)	78,155	2,836,245
iShares MSCI Emerging Markets Index Fund(a)	185,438	7,215,392
iShares S&P MidCap 400 Index Fund(a)(b)	217,098	14,968,907
iShares S&P SmallCap 600 Index Fund(a)(b)	138,477	7,242,347

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $81,597,450)		87,343,626

Security	Shares	Value
SHORT-TERM INVESTMENTS—16.48%

MONEY MARKET FUNDS—16.48%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(a)(c)(d)	43,580,008	43,580,008
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(a)(c)(d)	6,511,644	6,511,644

		50,091,652

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,091,652)		50,091,652

TOTAL INVESTMENTS — 116.18%		353,168,938
Other Assets, Less Liabilities — (16.18)%		(49,188,626)

NET ASSETS — 100.00%		$303,980,312

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2010 PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

INVESTMENT POLICY AND SECURITY VALUATION

The LifePath 2010 Portfolio (the “LifePath Portfolio”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2010 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The LifePath Portfolio owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2009, the value of the LifePath Portfolio’s investment in the Master Portfolio was $401,110,220, which represents 49.38% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the assets or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

As of September 30, 2009, the value of the LifePath Portfolio’s investment in its Master Portfolio was classified as a Level 2 price. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of MIP’s Notes to Schedules of Investments, which are included in this filing.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

Security		Value
MASTER PORTFOLIOS—70.47%
Active Stock Master Portfolio(a)		$158,974,084
CoreAlpha Bond Master Portfolio(a)		413,434,247

TOTAL MASTER PORTFOLIOS		572,408,331

Security	Shares	Value
EXCHANGE-TRADED FUNDS—28.73%
iShares Barclays TIPS Bond Fund(a)(b)	675,238	69,468,485
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	105,564	5,132,522
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	348,728	10,259,578
iShares MSCI Canada Index Fund(a)(b)	262,468	6,687,685
iShares MSCI EAFE Index Fund(a)(b)	1,030,840	56,386,948
iShares MSCI EAFE Small Cap Index Fund(a)(b)	209,717	7,610,630
iShares MSCI Emerging Markets Index Fund(a)	498,077	19,380,176
iShares S&P MidCap 400 Index Fund(a)(b)	579,669	39,968,177
iShares S&P SmallCap 600 Index Fund(a)(b)	353,448	18,485,330

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $219,165,353)		233,379,531

Security	Shares	Value
SHORT-TERM INVESTMENTS—11.34%

MONEY MARKET FUNDS—11.34%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(a)(c)(d)	80,108,995	80,108,995
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(a)(c)(d)	11,982,944	11,982,944

		92,091,939

TOTAL SHORT-TERM INVESTMENTS
(Cost: $92,091,939)		92,091,939

TOTAL INVESTMENTS — 110.54%		897,879,801
Other Assets, Less Liabilities — (10.54)%		(85,602,033)

NET ASSETS — 100.00%		$812,277,768

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2020 PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

INVESTMENT POLICY AND SECURITY VALUATION

The LifePath 2020 Portfolio (the “LifePath Portfolio”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2020 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The LifePath Portfolio owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2009, the value of the LifePath Portfolio’s investment in the Master Portfolio was $841,676,652, which represents 51.70% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the assets or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

As of September 30, 2009, the value of the LifePath Portfolio’s investment in its Master Portfolio was classified as a Level 2 price. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of MIP’s Notes to Schedules of Investments, which are included in this filing.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

Security		Value
MASTER PORTFOLIOS—63.91%
Active Stock Master Portfolio(a)		$492,814,847
CoreAlpha Bond Master Portfolio(a)		547,621,124

TOTAL MASTER PORTFOLIOS		1,040,435,971

Security	Shares	Value
EXCHANGE-TRADED FUNDS—35.62%
iShares Barclays TIPS Bond Fund(a)(b)	868,015	89,301,383
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	591,670	28,766,996
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	1,814,179	53,373,146
iShares MSCI Canada Index Fund(a)(b)	757,963	19,312,897
iShares MSCI EAFE Index Fund(a)(b)	3,101,249	169,638,320
iShares MSCI EAFE Small Cap Index Fund(a)(b)	602,115	21,850,753
iShares MSCI Emerging Markets Index Fund(a)(b)	1,482,516	57,684,698
iShares S&P MidCap 400 Index Fund(a)(b)	1,381,276	95,238,980
iShares S&P SmallCap 600 Index Fund(a)(b)	855,670	44,751,541

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $555,040,854)		579,918,714

Security	Shares	Value
SHORT-TERM INVESTMENTS—14.91%

MONEY MARKET FUNDS—14.91%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(a)(c)(d)	211,125,125	211,125,125
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(a)(c)(d)	31,690,849	31,690,849

		242,815,974

TOTAL SHORT-TERM INVESTMENTS
(Cost: $242,815,974)		242,815,974

TOTAL INVESTMENTS — 114.44%		1,863,170,659
Other Assets, Less Liabilities — (14.44)%		(235,139,148)

NET ASSETS — 100.00%		$1,628,031,511

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2030 PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

INVESTMENT POLICY AND SECURITY VALUATION

The LifePath 2030 Portfolio (the “LifePath Portfolio”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2030 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The LifePath Portfolio owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2009, the value of the LifePath Portfolio’s investment in the Master Portfolio was $665,021,653, which represents 50.43% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the assets or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

As of September 30, 2009, the value of the LifePath Portfolio’s investment in its Master Portfolio was classified as a Level 2 price. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of MIP’s Notes to Schedules of Investments, which are included in this filing.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

Security		Value
MASTER PORTFOLIOS—58.91%
Active Stock Master Portfolio(a)		$501,013,671
CoreAlpha Bond Master Portfolio(a)		275,719,193

TOTAL MASTER PORTFOLIOS		776,732,864

Security	Shares	Value
EXCHANGE-TRADED FUNDS—40.63%
iShares Barclays TIPS Bond Fund(a)	407,739	41,948,188
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	714,019	34,715,604
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	2,113,643	62,183,377
iShares MSCI Canada Index Fund(a)(b)	761,882	19,412,753
iShares MSCI EAFE Index Fund(a)(b)	3,130,637	171,245,844
iShares MSCI EAFE Small Cap Index Fund(a)(b)	608,219	22,072,268
iShares MSCI Emerging Markets Index Fund(a)(b)	1,492,996	58,092,474
iShares S&P MidCap 400 Index Fund(a)(b)	1,248,490	86,083,386
iShares S&P SmallCap 600 Index Fund(a)(b)	765,891	40,056,099

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $517,721,344)		535,809,993

Security	Shares	Value
SHORT-TERM INVESTMENTS—17.54%

MONEY MARKET FUNDS—17.54%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(a)(c)(d)	201,075,131	201,075,131
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(a)(c)(d)	30,250,357	30,250,357

		231,325,488

TOTAL SHORT-TERM INVESTMENTS
(Cost: $231,325,488)		231,325,488

TOTAL INVESTMENTS — 117.08%		1,543,868,345
Other Assets, Less Liabilities — (17.08)%		(225,260,728)

NET ASSETS — 100.00%		$1,318,607,617

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2040 PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

INVESTMENT POLICY AND SECURITY VALUATION

The LifePath 2040 Portfolio (the “LifePath Portfolio”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2040 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The LifePath Portfolio owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2009, the value of the LifePath Portfolio’s investment in the Master Portfolio was $541,936,483, which represents 51.75% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the assets or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

As of September 30, 2009, the value of the LifePath Portfolio’s investment in its Master Portfolio was classified as a Level 2 price. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of MIP’s Notes to Schedules of Investments, which are included in this filing.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

Security	Shares	Value
MASTER PORTFOLIOS—54.64%
Active Stock Master Portfolio(a)		$463,028,965
CoreAlpha Bond Master Portfolio(a)		109,140,048

TOTAL MASTER PORTFOLIOS		572,169,013

EXCHANGE-TRADED FUNDS—45.16%
iShares Barclays TIPS Bond Fund(a)	124,016	12,758,766
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	738,409	35,901,446
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	2,149,294	63,232,229
iShares MSCI Canada Index Fund(a)(b)	701,538	17,875,188
iShares MSCI EAFE Index Fund(a)(b)	2,896,225	158,423,507
iShares MSCI EAFE Small Cap Index Fund(a)(b)	556,147	20,182,575
iShares MSCI Emerging Markets Index Fund(a)(b)	1,377,567	53,601,132
iShares S&P MidCap 400 Index Fund(a)	1,079,889	74,458,347
iShares S&P SmallCap 600 Index Fund(a)(b)	696,133	36,407,756

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $469,743,225)		472,840,946

SHORT-TERM INVESTMENTS—19.02%

MONEY MARKET FUNDS—19.02%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(a)(c)(d)	173,052,627	173,052,627
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(a)(c)(d)	26,085,527	26,085,527

		199,138,154

TOTAL SHORT-TERM INVESTMENTS
(Cost: $199,138,154)		199,138,154

TOTAL INVESTMENTS — 118.82%		1,244,148,113
Other Assets, Less Liabilities — (18.82)%		(197,027,978)

NET ASSETS — 100.00%		$1,047,120,135

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2050 PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

INVESTMENT POLICY AND SECURITY VALUATION

The LifePath 2050 Portfolio (the “LifePath Portfolio”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the LifePath 2050 Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The LifePath Portfolio owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2009, the value of the LifePath Portfolio’s investment in the Master Portfolio was $10,321,283, which represents 35.44% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the assets or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

As of September 30, 2009, the value of the LifePath Portfolio’s investment in its Master Portfolio was classified as a Level 2 price. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of MIP’s Notes to Schedules of Investments, which are included in this filing.

LIFEPATH 2050 MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

Security		Value
MASTER PORTFOLIOS—48.87%
Active Stock Master Portfolio(a)		$13,970,774
CoreAlpha Bond Master Portfolio(a)		260,238

TOTAL MASTER PORTFOLIOS		14,231,012

Security	Shares	Value
EXCHANGE-TRADED FUNDS—49.46%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	22,745	1,105,862
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	71,530	2,104,413
iShares MSCI Canada Index Fund(a)(b)	21,822	556,025
iShares MSCI EAFE Index Fund(a)	90,089	4,927,868
iShares MSCI EAFE Small Cap Index Fund(a)(b)	17,805	646,143
iShares MSCI Emerging Markets Index Fund(a)	43,183	1,680,250
iShares S&P MidCap 400 Index Fund(a)(b)	33,418	2,304,171
iShares S&P SmallCap 600 Index Fund(a)(b)	20,606	1,077,694

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $11,467,537)		14,402,426

Security	Shares	Value
SHORT-TERM INVESTMENTS—18.02%

MONEY MARKET FUNDS—18.02%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(a)(c)(d)	4,579,218	4,579,218
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(a)(c)(d)	669,551	669,551

		5,248,769

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,248,769)		5,248,769

TOTAL INVESTMENTS — 116.35%		33,882,207
Other Assets, Less Liabilities — (16.35)%		(4,762,381)

NET ASSETS — 100.00%		$29,119,826

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

PRIME MONEY MARKET FUND

Schedule of Investments (Unaudited)

September 30, 2009

INVESTMENT POLICY AND SECURITY VALUATION

The Prime Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Prime Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2009, the value of the Fund’s investment in the Master Portfolio was $11,352,812,765, which represents 92.70% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the assets or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

As of September 30, 2009, the value of the Fund’s investment in its Master Portfolio was classified as a Level 2 price. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of MIP’s Notes to Schedules of Investments, which are included in this filing.

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—18.16%
Banco Bilbao Vizcaya Argentaria SA
0.27%, 12/01/09	$30,000,000	$30,000,254
0.30%, 11/03/09	175,000,000	175,000,801
0.30%, 11/09/09	130,000,000	130,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. NY
0.25%, 11/30/09	60,000,000	60,000,000
0.25%, 12/31/09	49,000,000	49,000,000
0.27%, 12/22/09	100,000,000	100,000,000
BNP Paribas
0.21%, 10/05/09	150,000,000	150,000,000
0.29%, 11/06/09	35,000,000	35,000,000
Calyon NY
0.31%, 03/29/10	25,000,000	25,000,000
0.32%, 11/03/09	85,000,000	85,000,000
0.46%, 02/22/10	85,000,000	85,000,000
Deutsche Bank AG
0.30%, 11/13/09	30,000,000	30,000,000
DnB NOR Bank ASA
0.37%, 02/24/10	60,000,000	60,000,000
Istituto Bancario San Paolo di Torino SpA
0.29%, 11/05/09	80,000,000	80,000,000
National Bank of Canada
0.30%, 11/24/09	30,000,000	30,000,000
Rabobank Nederland NV NY
0.29%, 11/06/09	130,000,000	130,000,000
0.32%, 04/01/10	50,000,000	50,000,000
0.37%, 02/22/10	75,000,000	75,000,000
0.40%, 02/16/10	100,000,000	100,000,000
Royal Bank of Canada
0.30%, 03/29/10	100,000,000	100,000,000
Royal Bank of Scotland NY
0.32%, 12/21/09	20,000,000	20,000,000
0.49%, 10/22/09	50,000,000	50,000,000
0.50%, 10/16/09	35,000,000	35,000,000
Societe Generale NY
0.23%, 10/05/09	75,000,000	75,000,000
0.28%, 11/30/09	150,000,000	150,000,000
0.35%, 10/07/09	75,000,000	75,000,000
0.37%, 11/05/09	75,000,000	75,000,000
Svenska Handelsbanken NY
0.34%, 10/01/09	100,000,000	100,000,000
Toronto-Dominion Bank (The)
0.42%, 03/15/10	65,000,000	65,005,942

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $2,224,006,997)		2,224,006,997

Security	Face Amount	Value
COMMERCIAL PAPER—39.11%
Amsterdam Funding Corp.
0.22%, 10/02/09(a)	40,000,000	39,999,755
0.22%, 10/19/09(a)	50,000,000	49,994,500
0.22%, 10/20/09(a)	50,000,000	49,994,195
0.25%, 12/18/09(a)	40,000,000	39,978,333
Atlantic Asset Securities Corp.
0.25%, 12/02/09(a)	30,000,000	29,987,083

Barton Capital Corp.
0.30%, 11/03/09(a)	70,000,000	69,980,750
0.30%, 11/12/09(a)	30,000,000	29,989,500
0.34%, 10/01/09(a)	164,136,000	164,136,000
0.34%, 10/02/09(a)	15,000,000	14,999,859
0.34%, 10/05/09(a)	50,000,000	49,998,111
0.35%, 10/06/09(a)	115,110,000	115,104,405
Bryant Park Funding LLC
0.21%, 10/05/09(a)	55,000,000	54,998,717
0.21%, 10/01/09(a)	85,237,000	85,237,000
Cancara Asset Securitisation Ltd.
0.31%, 12/15/09(a)	15,000,000	14,990,313
0.45%, 11/03/09(a)	27,000,000	26,988,863
CBA(delaware) Finance Inc.
0.28%, 11/16/09	25,000,000	24,991,055
0.29%, 11/04/09	60,000,000	59,983,566
Chariot Funding LLC
0.20%, 10/15/09(a)	20,000,000	19,998,444
Charta LLC
0.23%, 10/02/09(a)	125,000,000	124,999,201
Citibank Credit Card Issuance Trust
0.26%, 11/25/09(a)	50,000,000	49,980,139
0.28%, 12/22/09(a)	80,000,000	79,948,978
0.33%, 01/04/10(a)	99,700,000	99,613,178
Citibank Omni Master Trust
0.55%, 10/07/09(a)	15,000,000	14,998,625
CRC Funding LLC
0.22%, 10/07/09(a)	100,000,000	99,996,333
Danske Corp.
0.22%, 10/13/09	100,000,000	99,992,667
Edison Asset Securitization LLC
0.23%, 10/05/09(a)	204,000,000	203,994,787
0.25%, 12/21/09(a)	40,000,000	39,977,500
0.34%, 10/08/09(a)	61,000,000	60,995,967
Enterprise Funding LLC
0.30%, 12/02/09(a)	112,556,000	112,497,846
Govco LLC
0.25%, 11/30/09(a)	25,000,000	24,989,583
0.27%, 12/17/09(a)	35,000,000	34,979,788
Groupe BPCE
0.27%, 12/21/09	35,000,000	34,978,738
JPMorgan Chase Funding Inc.
0.29%, 11/13/09	80,000,000	79,972,289
Jupiter Securitization Corp.
0.20%, 10/05/09(a)	50,000,000	49,998,889
0.20%, 10/06/09(a)	50,000,000	49,998,611
0.21%, 10/22/09(a)	19,000,000	18,997,672
National Australia Funding(delaware) Inc.
0.35%, 10/19/09	50,000,000	49,991,250
National Bank of Canada
0.28%, 11/30/09	60,000,000	59,972,000
Nordea North America Inc.
0.24%, 12/01/09	165,000,000	164,932,900
0.25%, 01/25/10	24,500,000	24,480,264
0.28%, 11/13/09	80,000,000	79,973,722
Old Line Funding LLC
0.29%, 11/05/09(a)	30,000,000	29,991,542
Park Avenue Receivables Corp.
0.27%, 11/02/09(a)	50,000,000	49,988,000
Rabobank USA Finance Corp.
0.29%, 11/16/09	75,000,000	74,972,208
Ranger Funding Co. LLC
0.32%, 10/23/09(a)	50,000,000	49,990,222
0.32%, 11/02/09(a)	67,154,000	67,134,898
0.34%, 12/16/09(a)	30,000,000	29,978,467

RBS Holdings USA Inc.
0.35%, 12/22/09	45,000,000	44,964,125
0.40%, 01/05/10	75,000,000	74,920,000
Regency Markets No. 1 LLC
0.30%, 11/16/09(a)	33,000,000	32,987,350
0.37%, 10/09/09(a)	47,397,000	47,393,103
0.37%, 10/15/09(a)	25,000,000	24,996,402
Scaldis Capital LLC
0.27%, 10/07/09(a)	35,000,000	34,998,425
Societe Generale North America Inc.
0.25%, 12/23/09	40,000,000	39,976,944
0.25%, 12/28/09	20,000,000	19,987,778
0.34%, 03/24/10	100,000,000	99,835,667
Solitaire Funding Ltd.
0.44%, 10/27/09(a)	30,000,000	29,990,467
Straight-A Funding LLC
0.21%, 10/13/09(a)	100,000,000	99,993,000
0.25%, 11/20/09(a)	50,000,000	49,982,639
0.25%, 11/23/09(a)	35,000,000	34,987,118
0.26%, 11/24/09(a)	50,000,000	49,980,500
0.35%, 10/09/09(a)	50,401,000	50,397,080
0.35%, 10/09/09(a)	75,074,000	75,068,161
0.35%, 10/09/09(a)	75,000,000	74,994,167
Tempo Finance Ltd.
0.40%, 10/14/09(a)	35,000,000	34,994,945
Thames Asset Global Securitization No. 1 Inc.
0.25%, 12/14/09(a)	43,084,000	43,061,860
0.30%, 11/09/09(a)	77,549,000	77,523,796
0.33%, 10/30/09(a)	31,435,000	31,426,643
Thunder Bay Funding LLC
0.20%, 10/05/09(a)	44,956,000	44,955,001
0.29%, 11/05/09(a)	23,704,000	23,697,317
Toyota Motor Credit Corp.
0.34%, 10/13/09	150,000,000	149,983,000
0.35%, 10/05/09	75,000,000	74,997,084
0.44%, 02/08/10	40,000,000	39,936,445
Tulip Funding Corp.
0.22%, 10/06/09(a)	48,000,000	47,998,533
Variable Funding Capital Corp.
0.28%, 11/09/09(a)	100,832,000	100,801,414
0.28%, 11/16/09(a)	22,000,000	21,992,129
Westpac Banking Corp.
0.28%, 11/24/09	33,000,000	32,986,140
0.35%, 01/21/10	55,000,000	54,940,111
Westpac Securities NZ Ltd.
0.34%, 10/02/09	65,000,000	64,999,386
Yorktown Capital LLC
0.26%, 01/05/10(a)	31,671,000	31,649,041
0.30%, 11/17/09(a)	50,102,000	50,082,377
0.33%, 10/19/09(a)	75,000,000	74,987,625

TOTAL COMMERCIAL PAPER
(Cost: $4,790,132,486)		4,790,132,486

Security	Face Amount	Value
MEDIUM-TERM NOTES—6.41%
Federal Home Loan Bank
0.30%, 11/20/09	46,122,000	46,102,783
0.32%, 11/12/09	55,000,000	54,979,467
0.32%, 11/13/09	99,700,000	99,661,892
0.55%, 07/28/10	50,000,000	49,991,758
Federal Home Loan Mortgage Corp.
0.30%, 01/25/10	100,000,000	99,903,333
0.31%, 01/25/10	50,000,000	49,950,056
0.32%, 11/09/09	75,000,000	74,974,000

Federal National Mortgage Association
0.30%, 01/27/10	85,000,000	84,916,417

0.31%, 01/12/10	50,000,000	49,955,653
0.32%, 11/18/09	75,000,000	74,968,000
0.54%, 07/12/10	100,000,000	99,574,000

TOTAL MEDIUM-TERM NOTES
(Cost: $784,977,359)		784,977,359

Security	Face Amount	Value
REPURCHASE AGREEMENTS—19.42%
Banc of America Securities LLC Tri-Party 0.05%, dated 9/30/09, due 10/1/09, maturity value $135,000,188 (collateralized by U.S. government obligations, value $137,700,000).	135,000,000	135,000,000
Banc of America Securities LLC Tri-Party 0.05%, dated 9/30/09, due 10/1/09, maturity value $85,000,118 (collateralized by U.S. government obligations, value $86,700,000).	85,000,000	85,000,000
Banc of America Securities LLC Tri-Party 0.25%, dated 9/30/09, due 10/1/09, maturity value $70,000,486 (collateralized by non-U.S. government debt securities, value $73,500,000).	70,000,000	70,000,000
BNP Paribas Securities Services Tri-Party 0.25%, dated 9/30/09, due 10/1/09, maturity value $365,002,535 (collateralized by non-U.S. government debt securities, value $375,950,001).	365,000,000	365,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.06%, dated 9/30/09, due 10/1/09, maturity value $180,000,300 (collateralized by U.S. government obligations, value $185,400,000).	180,000,000	180,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.06%, dated 9/30/09, due 10/1/09, maturity value $60,000,100 (collateralized by U.S. government obligations, value $61,800,000).	60,000,000	60,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.30%, dated 9/30/09, due 10/1/09, maturity value $75,000,625 (collateralized by U.S. government obligations, value $76,500,271).	75,000,000	75,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.50%, dated 9/30/09, due 10/1/09, maturity value $50,000,694 (collateralized by U.S. government obligations, value $51,000,181).	50,000,000	50,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.70%, dated 9/30/09, due 10/19/09, maturity value $50,018,373 (collateralized by U.S. government obligations, value $51,000,181).(b)	50,000,000	50,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 9/30/09, due 10/1/09, maturity value $70,000,136 (collateralized by U.S. government obligations, value $71,404,010).	70,000,000	70,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.05%, dated 9/30/09, due 10/1/09, maturity value $183,586,255 (collateralized by non-U.S. government debt securities, value $187,257,721).	183,586,000	183,586,000
Goldman Sachs Group Inc. (The) Tri-Party 0.44%, dated 9/30/09, due 12/28/09, maturity value $100,108,778 (collateralized by non-U.S. government debt securities, value $105,000,000).(b)	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.49%, dated 9/30/09, due 12/29/09, maturity value $25,030,625 (collateralized by non-U.S. government debt securities, value $26,250,000).(b)	25,000,000	25,000,000
Greenwich Capital Markets Inc. Tri-Party 0.35%, dated 9/30/09, due 10/1/09, maturity value $20,000,194 (collateralized by U.S. government obligations, value $20,600,170).	20,000,000	20,000,000
Greenwich Capital Markets Inc. Tri-Party 0.35%, dated 9/30/09, due 10/1/09, maturity value $250,002,431 (collateralized by U.S. government obligations, value $257,502,129).	250,000,000	250,000,000
J.P.Morgan Securities Inc. Tri-Party 0.06%, dated 9/30/09, due 10/1/09, maturity value $310,000,517 (collateralized by U.S. government obligations, value $316,203,451).	310,000,000	310,000,000
J.P.Morgan Securities Inc. Tri-Party 0.25%, dated 9/30/09, due 10/1/09, maturity value $50,000,347 (collateralized by non-U.S. government debt securities, value $51,500,713).	50,000,000	50,000,000
J.P.Morgan Securities Inc. Tri-Party 0.25%, dated 9/30/09, due 10/1/09, maturity value $50,000,347 (collateralized by non-U.S. government debt securities, value $52,501,341).	50,000,000	50,000,000

J.P.Morgan Securities Inc. Tri-Party 0.45%, dated 9/30/09, due 10/1/09, maturity value $50,000,625 (collateralized by non-U.S. government debt securities, value $52,501,080).	50,000,000	50,000,000
Morgan Stanley Tri-Party 0.05%, dated 9/30/09, due 10/1/09, maturity value $110,000,153 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $116,295,057).	110,000,000	110,000,000
Morgan Stanley Tri-Party 0.23%, dated 9/30/09, due 10/1/09, maturity value $90,000,563 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $95,150,502).	90,000,000	90,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,378,586,000)		2,378,586,000

Security	Face Amount	Value
TIME DEPOSITS—12.03%
Banco Santander SA
0.31%, 12/01/09(b)	75,000,000	75,000,000
0.35%, 01/04/10(b)	65,000,000	65,000,000
Branch Banking and Trust
0.01%, 10/01/09	150,000,000	150,000,000
Deutsche Bank AG
0.00%, 10/01/09	3,012,000	3,012,000
0.00%, 10/01/09	80,000,000	80,000,000
ING Groep NV
0.30%, 12/31/09(b)	72,000,000	72,000,000
0.44%, 10/22/09(b)	75,000,000	75,000,000
KBC Bank NV
0.01%, 10/01/09	553,059,000	553,059,000
Royal Bank of Canada
0.00%, 10/01/09	150,000,000	150,000,000
0.25%, 12/23/09(b)	100,000,000	100,000,000
Wells Fargo Bank N.A.
0.00%, 10/01/09	150,000,000	150,000,000

TOTAL TIME DEPOSITS
(Cost: $1,473,071,000)		1,473,071,000

Security	Face Amount	Value
U.S. TREASURY OBLIGATIONS—3.23%
U.S. Treasury Bills
0.27%, 11/19/09(c)	87,500,000	87,467,844
0.29%, 02/11/10(c)	145,000,000	144,844,649
0.30%, 11/27/09(c)	28,000,000	27,986,921
0.30%, 11/27/09(c)	35,000,000	34,983,375
0.30%, 12/03/09(c)	100,000,000	99,947,500

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $395,230,289)		395,230,289

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—2.97%
Bank of America N.A.
0.81%, 10/02/09	75,000,000	75,000,000
Federal Farm Credit Banks Funding Corp.
0.61%, 05/12/10	20,000,000	20,000,000
Federal Home Loan Bank
0.31%, 06/01/10	70,000,000	70,000,000
0.61%, 04/07/10	25,000,000	25,000,000
Lloyds TSB Bank PLC
0.20%, 10/06/09	45,000,000	45,000,000
Metropolitan Life Insurance Funding
0.92%, 02/01/10(a)(b)	15,000,000	15,000,000
Rabobank Nederland
0.68%, 10/09/09	13,500,000	13,497,920

Royal Bank of Canada
0.90%, 10/01/09	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $363,497,920)		363,497,920

TOTAL INVESTMENTS IN SECURITIES — 101.33%
(Cost: $12,409,502,051)		12,409,502,051
Other Assets, Less Liabilities — (1.33)%		(163,172,484)

NET ASSETS — 100.00%		$12,246,329,567

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	The rate quoted is the yield to maturity.

See accompanying notes to schedules of investments.

S&P 500 STOCK FUND

Schedule of Investments (Unaudited)

September 30, 2009

INVESTMENT POLICY AND SECURITY VALUATION

The S&P 500 Stock Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2009, the value of the Fund’s investment in the Master Portfolio was $216,498,336 which represents 11.13% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the assets or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

As of September 30, 2009, the value of the Fund’s investment in its Master Portfolio was classified as a Level 2 price. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of MIP’s Notes to Schedules of Investments, which are included in this filing.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

Security	Shares	Value
COMMON STOCKS—97.92%

ADVERTISING—0.16%
Interpublic Group of Companies Inc. (The)(a)(b)	99,201	$745,992
Omnicom Group Inc.(b)	62,915	2,324,080

		3,070,072
AEROSPACE & DEFENSE—2.17%
Boeing Co. (The)	148,608	8,047,123
General Dynamics Corp.(b)	78,884	5,095,906
Goodrich Corp.(b)	25,169	1,367,683
L-3 Communications Holdings Inc.(b)	23,555	1,891,938
Lockheed Martin Corp.	66,127	5,163,196
Northrop Grumman Corp.	65,296	3,379,068
Raytheon Co.	79,866	3,831,172
Rockwell Collins Inc.(b)	32,192	1,635,354
United Technologies Corp.	192,395	11,722,627

		42,134,067
AGRICULTURE—2.23%
Altria Group Inc.	421,642	7,509,444
Archer-Daniels-Midland Co.	131,451	3,840,998
Lorillard Inc.	33,965	2,523,599
Monsanto Co.	111,647	8,641,478
Philip Morris International Inc.	395,173	19,260,732
Reynolds American Inc.	34,492	1,535,584

		43,311,835
AIRLINES—0.07%
Southwest Airlines Co.	150,333	1,443,197

		1,443,197
APPAREL—0.48%
Coach Inc.	64,329	2,117,711
Nike Inc. Class B	79,002	5,111,429
Polo Ralph Lauren Corp.	11,591	888,102
VF Corp.	18,191	1,317,574

		9,434,816
AUTO MANUFACTURERS—0.39%
Ford Motor Co.(a)	659,803	4,757,180
PACCAR Inc.(b)	74,257	2,800,232

		7,557,412
AUTO PARTS & EQUIPMENT—0.20%
Goodyear Tire & Rubber Co. (The)(a)	48,235	821,442
Johnson Controls Inc.	121,713	3,110,984

		3,932,426

BANKS—5.21%
Bank of America Corp.	1,766,644	29,891,617
Bank of New York Mellon Corp. (The)	245,090	7,105,159
BB&T Corp.	139,348	3,795,840
Comerica Inc.	30,769	912,916
Discover Financial Services	108,882	1,767,155
Fifth Third Bancorp	161,628	1,637,292
First Horizon National Corp.(a)	45,657	604,042
Huntington Bancshares Inc.(b)	116,992	551,032
KeyCorp	178,242	1,158,573
M&T Bank Corp.(b)	16,746	1,043,611
Marshall & Ilsley Corp.	75,293	607,615
Northern Trust Corp.	48,967	2,847,921
PNC Financial Services Group Inc. (The)	94,366	4,585,244
Regions Financial Corp.	241,386	1,499,007
State Street Corp.	101,227	5,324,540
SunTrust Banks Inc.	101,510	2,289,050
U.S. Bancorp	389,877	8,522,711
Wells Fargo & Co.	952,681	26,846,551
Zions Bancorporation(b)	25,428	456,941

		101,446,817
BEVERAGES—2.63%
Brown-Forman Corp. Class B NVS	22,534	1,086,589
Coca-Cola Co. (The)	472,799	25,389,306
Coca-Cola Enterprises Inc.	64,362	1,377,990
Constellation Brands Inc. Class A(a)	40,667	616,105
Dr Pepper Snapple Group Inc.(a)	52,262	1,502,532
Molson Coors Brewing Co. Class B NVS	31,860	1,550,945
Pepsi Bottling Group Inc.	29,210	1,064,412
PepsiCo Inc.	318,242	18,668,076

		51,255,955
BIOTECHNOLOGY—1.35%
Amgen Inc.(a)	207,548	12,500,616
Biogen Idec Inc.(a)	58,567	2,958,805
Celgene Corp.(a)	93,231	5,211,613
Genzyme Corp.(a)(b)	55,436	3,144,884
Life Technologies Corp.(a)(b)	35,755	1,664,395
Millipore Corp.(a)	11,124	782,351

		26,262,664
BUILDING MATERIALS—0.05%
Masco Corp.(b)	74,051	956,739

		956,739
CHEMICALS—1.60%
Air Products and Chemicals Inc.	42,946	3,331,751
Airgas Inc.	16,738	809,617
CF Industries Holdings Inc.	9,918	855,229
Dow Chemical Co. (The)(b)	232,653	6,065,264
E.I. du Pont de Nemours and Co.	184,912	5,943,072
Eastman Chemical Co.(b)	14,579	780,560
Ecolab Inc.(b)	48,186	2,227,639

FMC Corp.	14,887	837,394
International Flavors & Fragrances Inc.(b)	16,256	616,590
PPG Industries Inc.(b)	33,965	1,977,103
Praxair Inc.(b)	62,849	5,134,135
Sherwin-Williams Co. (The)(b)	19,625	1,180,640
Sigma-Aldrich Corp.(b)	24,499	1,322,456

		31,081,450
COAL—0.21%
CONSOL Energy Inc.(b)	36,462	1,644,801
Massey Energy Co.(b)	17,752	495,103
Peabody Energy Corp.(b)	54,859	2,041,852

		4,181,756
COMMERCIAL SERVICES—1.01%
Apollo Group Inc. Class A(a)	25,934	1,910,558
Convergys Corp.(a)	25,380	252,277
DeVry Inc.(b)	12,640	699,245
Equifax Inc.	26,260	765,216
H&R Block Inc.	69,089	1,269,856
Iron Mountain Inc.(a)(b)	37,358	995,964
MasterCard Inc. Class A	19,550	3,952,032
McKesson Corp.	54,642	3,253,931
Monster Worldwide Inc.(a)	26,159	457,259
Moody’s Corp.	39,532	808,825
Quanta Services Inc.(a)	39,957	884,248
R.R. Donnelley & Sons Co.(b)	40,990	871,447
Robert Half International Inc.(b)	30,282	757,656
Western Union Co.	144,152	2,727,356

		19,605,870
COMPUTERS—5.83%
Affiliated Computer Services Inc. Class A(a)	20,255	1,097,213
Apple Inc.(a)	182,862	33,897,129
Cognizant Technology Solutions Corp. Class A(a)	60,335	2,332,551
Computer Sciences Corp.(a)	31,043	1,636,277
Dell Inc.(a)	352,337	5,376,663
EMC Corp.(a)	411,514	7,012,199
Hewlett-Packard Co.	484,290	22,863,331
International Business Machines Corp.	267,673	32,016,368
Lexmark International Inc. Class A(a)(b)	15,437	332,513
NetApp Inc.(a)	68,857	1,837,105
SanDisk Corp.(a)(b)	45,450	986,265
Sun Microsystems Inc.(a)	153,364	1,394,079
Teradata Corp.(a)	34,341	945,064
Western Digital Corp.(a)(b)	45,619	1,666,462

		113,393,219
COSMETICS & PERSONAL CARE—2.37%
Avon Products Inc.(b)	86,698	2,944,264
Colgate-Palmolive Co.	101,970	7,778,272
Estee Lauder Companies Inc. (The) Class A	24,028	890,958
Procter & Gamble Co. (The)	596,011	34,520,957

		46,134,451

DISTRIBUTION & WHOLESALE—0.17%
Fastenal Co.	26,957	1,043,236
Genuine Parts Co.	32,607	1,241,022
W.W. Grainger Inc.	12,558	1,122,183

		3,406,441
DIVERSIFIED FINANCIAL SERVICES—5.72%
American Express Co.	242,135	8,208,376
Ameriprise Financial Inc.	52,301	1,900,095
Capital One Financial Corp.	92,666	3,310,956
Charles Schwab Corp. (The)	193,871	3,712,630
Citigroup Inc.	2,659,921	12,874,018
CME Group Inc.	13,491	4,157,791
E*TRADE Financial Corp.(a)	177,871	311,274
Federated Investors Inc. Class B	18,116	477,719
Franklin Resources Inc.	30,742	3,092,645
Goldman Sachs Group Inc. (The)	104,292	19,226,230
IntercontinentalExchange Inc.(a)(b)	14,838	1,442,105
Invesco Ltd.	84,328	1,919,305
Janus Capital Group Inc.	36,685	520,193
JPMorgan Chase & Co.	802,379	35,160,248
Legg Mason Inc.	32,929	1,021,787
Morgan Stanley	277,121	8,557,496
NASDAQ OMX Group Inc. (The)(a)	28,161	592,789
NYSE Euronext Inc.	53,596	1,548,388
SLM Corp.(a)(b)	95,835	835,681
T. Rowe Price Group Inc.	52,500	2,399,250

		111,268,976
ELECTRIC—3.33%
AES Corp. (The)(a)(b)	136,635	2,024,931
Allegheny Energy Inc.	34,178	906,401
Ameren Corp.	47,362	1,197,311
American Electric Power Co. Inc.	97,084	3,008,633
CenterPoint Energy Inc.	78,306	973,344
CMS Energy Corp.	47,382	634,919
Consolidated Edison Inc.(b)	55,889	2,288,096
Constellation Energy Group Inc.	40,351	1,306,162
Dominion Resources Inc.(b)	121,274	4,183,953
DTE Energy Co.(b)	33,526	1,178,104
Duke Energy Corp.	264,194	4,158,414
Dynegy Inc. Class A(a)	104,575	266,666
Edison International	66,512	2,233,473
Entergy Corp.	39,715	3,171,640
Exelon Corp.	134,821	6,689,818
FirstEnergy Corp.	62,468	2,856,037
FPL Group Inc.	83,757	4,625,899
Integrys Energy Group Inc.(b)	16,065	576,573
Northeast Utilities(b)	35,903	852,337
Pepco Holdings Inc.	44,898	668,082
PG&E Corp.	75,482	3,056,266
Pinnacle West Capital Corp.(b)	21,158	694,406
PPL Corp.	76,668	2,326,107
Progress Energy Inc.(b)	56,955	2,224,662
Public Service Enterprise Group Inc.	103,710	3,260,642

SCANA Corp.	23,059	804,759
Southern Co.(b)	162,239	5,138,109
TECO Energy Inc.(b)	44,313	623,927
Wisconsin Energy Corp.	24,218	1,093,927
Xcel Energy Inc.(b)	93,262	1,794,361

		64,817,959
ELECTRICAL COMPONENTS & EQUIPMENT—0.35%
Emerson Electric Co.(b)	153,844	6,166,068
Molex Inc.(b)	28,010	584,849

		6,750,917
ELECTRONICS—0.50%
Agilent Technologies Inc.(a)	69,754	1,941,254
Amphenol Corp. Class A	34,499	1,299,922
FLIR Systems Inc.(a)	30,495	852,945
Jabil Circuit Inc.	39,243	526,249
PerkinElmer Inc.(b)	22,859	439,807
Thermo Fisher Scientific Inc.(a)(b)	83,713	3,655,747
Waters Corp.(a)	19,838	1,108,151

		9,824,075
ENGINEERING & CONSTRUCTION—0.16%
Fluor Corp.(b)	36,987	1,880,789
Jacobs Engineering Group Inc.(a)(b)	25,372	1,165,843

		3,046,632
ENTERTAINMENT—0.07%
International Game Technology	59,686	1,282,055

		1,282,055
ENVIRONMENTAL CONTROL—0.29%
Republic Services Inc.	65,120	1,730,238
Stericycle Inc.(a)(b)	17,687	856,935
Waste Management Inc.(b)	100,529	2,997,775

		5,584,948
FOOD—1.88%
Campbell Soup Co.(b)	39,922	1,302,256
ConAgra Foods Inc.	89,353	1,937,173
Dean Foods Co.(a)	36,292	645,635
General Mills Inc.	66,728	4,295,949
H.J. Heinz Co.	64,436	2,561,331
Hershey Co. (The)	33,349	1,295,942
Hormel Foods Corp.(b)	14,579	517,846
J.M. Smucker Co. (The)	24,451	1,296,148
Kellogg Co.(b)	52,205	2,570,052
Kraft Foods Inc. Class A	301,051	7,908,610
Kroger Co. (The)	133,706	2,759,692
McCormick & Co. Inc. NVS(b)	26,935	914,174
Safeway Inc.(b)	83,996	1,656,401
Sara Lee Corp.	140,064	1,560,313
SUPERVALU Inc.(b)	43,040	648,182
Sysco Corp.(b)	119,857	2,978,446
Tyson Foods Inc. Class A	63,044	796,246
Whole Foods Market Inc.(a)	27,988	853,354

		36,497,750

FOREST PRODUCTS & PAPER—0.27%
International Paper Co.	88,382	1,964,732
MeadWestvaco Corp.	34,856	777,637
Plum Creek Timber Co. Inc.(b)	32,626	999,661
Weyerhaeuser Co.(b)	42,636	1,562,609

		5,304,639
GAS—0.18%
Nicor Inc.	9,098	332,896
NiSource Inc.	54,771	760,769
Sempra Energy	49,926	2,486,814

		3,580,479
HAND & MACHINE TOOLS—0.09%
Black & Decker Corp. (The)(b)	12,384	573,255
Snap-On Inc.(b)	12,087	420,144
Stanley Works (The)	16,479	703,489

		1,696,888
HEALTH CARE - PRODUCTS—3.65%
Baxter International Inc.	123,324	7,030,701
Becton, Dickinson and Co.	48,579	3,388,385
Boston Scientific Corp.(a)	307,449	3,255,885
C.R. Bard Inc.(b)	19,683	1,547,281
CareFusion Corp.(a)	36,819	802,654
DENTSPLY International Inc.(b)	30,794	1,063,625
Intuitive Surgical Inc.(a)(b)	7,664	2,009,884
Johnson & Johnson	562,702	34,262,925
Medtronic Inc.	226,375	8,330,600
Patterson Companies Inc.(a)(b)	18,873	514,289
St. Jude Medical Inc.(a)	70,530	2,751,375
Stryker Corp.(b)	57,458	2,610,317
Varian Medical Systems Inc.(a)(b)	25,786	1,086,364
Zimmer Holdings Inc.(a)	44,112	2,357,786

		71,012,071
HEALTH CARE - SERVICES—1.02%
Aetna Inc.	89,696	2,496,240
Coventry Health Care Inc.(a)(b)	30,695	612,672
DaVita Inc.(a)(b)	21,493	1,217,364
Humana Inc.(a)(b)	34,840	1,299,532
Laboratory Corp. of America Holdings(a)(b)	22,224	1,460,117
Quest Diagnostics Inc.(b)	31,727	1,655,832
Tenet Healthcare Corp.(a)	89,297	525,066
UnitedHealth Group Inc.	237,872	5,956,315
WellPoint Inc.(a)	97,298	4,608,033

		19,831,171
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.(a)(b)	38,525	952,338

		952,338

HOME BUILDERS—0.10%
D.R. Horton Inc.(b)	54,843	625,759
KB Home	14,123	234,583
Lennar Corp. Class A	31,059	442,591
Pulte Homes Inc.(b)	66,011	725,461

		2,028,394
HOME FURNISHINGS—0.08%
Harman International Industries Inc.(b)	13,923	471,711
Whirlpool Corp.(b)	14,840	1,038,206

		1,509,917
HOUSEHOLD PRODUCTS & WARES—0.45%
Avery Dennison Corp.(b)	23,083	831,219
Clorox Co. (The)	28,426	1,672,017
Fortune Brands Inc.(b)	30,227	1,299,156
Kimberly-Clark Corp.	84,788	5,000,796

		8,803,188
HOUSEWARES—0.04%
Newell Rubbermaid Inc.(b)	55,415	869,461

		869,461
INSURANCE—2.69%
Aflac Inc.	95,521	4,082,568
Allstate Corp. (The)	109,466	3,351,849
American International Group Inc.(a)	27,701	1,221,891
Aon Corp.(b)	55,935	2,275,995
Assurant Inc.	24,311	779,411
Chubb Corp.(b)	71,797	3,619,287
CIGNA Corp.	55,622	1,562,422
Cincinnati Financial Corp.	32,753	851,250
Genworth Financial Inc. Class A	97,673	1,167,192
Hartford Financial Services Group Inc. (The)	78,732	2,086,398
Lincoln National Corp.	61,651	1,597,377
Loews Corp.	73,781	2,526,999
Marsh & McLennan Companies Inc.	106,611	2,636,490
MBIA Inc.(a)(b)	35,129	272,601
MetLife Inc.	166,582	6,341,777
Principal Financial Group Inc.(b)	64,851	1,776,269
Progressive Corp. (The)(a)(b)	137,798	2,284,691
Prudential Financial Inc.	94,359	4,709,458
Torchmark Corp.	16,467	715,162
Travelers Companies Inc. (The)	116,226	5,721,806
Unum Group	67,988	1,457,663
XL Capital Ltd. Class A	70,528	1,231,419

		52,269,975
INTERNET—2.43%
Akamai Technologies Inc.(a)(b)	35,386	696,396
Amazon.com Inc.(a)	67,777	6,327,661
eBay Inc.(a)	228,823	5,402,511
Expedia Inc.(a)(b)	42,183	1,010,283
Google Inc. Class A(a)	49,137	24,364,581
McAfee Inc.(a)(b)	31,920	1,397,777

Symantec Corp.(a)	167,416	2,757,342
VeriSign Inc.(a)	39,843	943,881
Yahoo! Inc.(a)	244,531	4,355,097

		47,255,529
IRON & STEEL—0.28%
AK Steel Holding Corp.	21,502	424,234
Allegheny Technologies Inc.(b)	20,120	703,999
Nucor Corp.(b)	64,335	3,024,388
United States Steel Corp.(b)	29,217	1,296,358

		5,448,979
LEISURE TIME—0.21%
Carnival Corp.	89,274	2,971,039
Harley-Davidson Inc.(b)	47,092	1,083,116

		4,054,155
LODGING—0.22%
Marriott International Inc. Class A(b)	52,009	1,434,928
Starwood Hotels & Resorts Worldwide Inc.(b)	37,947	1,253,389
Wyndham Worldwide Corp.	37,193	606,990
Wynn Resorts Ltd.(a)	13,971	990,404

		4,285,711
MACHINERY—0.74%
Caterpillar Inc.(b)	126,663	6,501,612
Cummins Inc.	41,275	1,849,533
Deere & Co.(b)	86,730	3,722,452
Flowserve Corp.	11,217	1,105,323
Rockwell Automation Inc.(b)	28,643	1,220,192

		14,399,112
MANUFACTURING—3.51%
Danaher Corp.	52,761	3,551,871
Dover Corp.(b)	37,889	1,468,578
Eastman Kodak Co.	53,284	254,698
Eaton Corp.	33,705	1,907,366
General Electric Co.	2,168,632	35,608,937
Honeywell International Inc.	153,303	5,695,207
Illinois Tool Works Inc.	78,159	3,338,171
ITT Corp.(b)	36,867	1,922,614
Leggett & Platt Inc.(b)	30,830	598,102
Pall Corp.	23,982	774,139
Parker Hannifin Corp.(b)	33,025	1,712,016
Textron Inc.(b)	54,796	1,040,028
3M Co.	142,509	10,517,164

		68,388,891
MEDIA—2.44%
CBS Corp. Class B NVS	136,762	1,647,982
Comcast Corp. Class A	586,772	9,910,579
DIRECTV Group Inc. (The)(a)(b)	92,477	2,550,516
Gannett Co. Inc.(b)	48,072	601,381
McGraw-Hill Companies Inc. (The)(b)	64,450	1,620,273
Meredith Corp.(b)	6,969	208,652

New York Times Co. (The) Class A	24,016	195,010
News Corp. Class A	460,400	5,520,196
Scripps Networks Interactive Inc. Class A	17,681	653,313
Time Warner Cable Inc.	72,364	3,118,165
Time Warner Inc.	242,605	6,982,172
Viacom Inc. Class B NVS(a)(b)	123,169	3,453,659
Walt Disney Co. (The)	378,606	10,396,521
Washington Post Co. (The) Class B	1,264	591,653

		47,450,072
METAL FABRICATE & HARDWARE—0.15%
Precision Castparts Corp.	28,760	2,929,781

		2,929,781
MINING—0.74%
Alcoa Inc.	199,745	2,620,654
Freeport-McMoRan Copper & Gold Inc.	84,269	5,781,696
Newmont Mining Corp.	100,243	4,412,697
Titanium Metals Corp.	18,784	180,139
Vulcan Materials Co.	25,402	1,373,486

		14,368,672
OFFICE & BUSINESS EQUIPMENT—0.12%
Pitney Bowes Inc.(b)	42,240	1,049,664
Xerox Corp.	175,551	1,358,765

		2,408,429
OIL & GAS—9.38%
Anadarko Petroleum Corp.(b)	100,399	6,298,029
Apache Corp.	68,581	6,297,793
Cabot Oil & Gas Corp.(b)	20,684	739,453
Chesapeake Energy Corp.(b)	130,699	3,711,852
Chevron Corp.	409,537	28,843,691
ConocoPhillips	303,030	13,684,835
Denbury Resources Inc.(a)	51,007	771,736
Devon Energy Corp.	90,298	6,079,764
Diamond Offshore Drilling Inc.(b)	14,037	1,340,814
ENSCO International Inc.(b)	28,613	1,217,197
EOG Resources Inc.	51,448	4,296,422
EQT Corp.	27,162	1,157,101
Exxon Mobil Corp.	981,005	67,306,752
Hess Corp.	59,280	3,169,109
Marathon Oil Corp.	144,587	4,612,325
Murphy Oil Corp.(b)	38,863	2,237,343
Nabors Industries Ltd.(a)(b)	57,028	1,191,885
Noble Energy Inc.	35,400	2,334,984
Occidental Petroleum Corp.	165,701	12,990,958
Pioneer Natural Resources Co.(b)	22,944	832,638
Range Resources Corp.(b)	31,786	1,568,957
Rowan Companies Inc.	23,674	546,159
Southwestern Energy Co.(a)	70,263	2,998,825
Sunoco Inc.(b)	23,728	675,062
Tesoro Corp.(b)	28,979	434,105
Valero Energy Corp.	114,054	2,211,507
XTO Energy Inc.(b)	117,956	4,873,942

		182,423,238

OIL & GAS SERVICES—1.61%
Baker Hughes Inc.(b)	63,004	2,687,751
BJ Services Co.(b)	59,107	1,148,449
Cameron International Corp.(a)	44,369	1,678,036
FMC Technologies Inc.(a)(b)	25,344	1,323,971
Halliburton Co.(b)	184,047	4,991,355
National Oilwell Varco Inc.(a)	85,519	3,688,434
Schlumberger Ltd.	244,753	14,587,279
Smith International Inc.(b)	44,541	1,278,327

		31,383,602
PACKAGING & CONTAINERS—0.21%
Ball Corp.	19,117	940,556
Bemis Co. Inc.	21,885	567,040
Owens-Illinois Inc.(a)(b)	34,705	1,280,614
Pactiv Corp.(a)	27,499	716,349
Sealed Air Corp.(b)	32,383	635,678

		4,140,237
PHARMACEUTICALS—6.29%
Abbott Laboratories	315,892	15,627,177
Allergan Inc.	63,016	3,576,788
AmerisourceBergen Corp.	59,772	1,337,697
Bristol-Myers Squibb Co.	403,393	9,084,410
Cardinal Health Inc.	73,639	1,973,525
Cephalon Inc.(a)(b)	15,137	881,579
Eli Lilly and Co.	205,760	6,796,253
Express Scripts Inc.(a)	55,915	4,337,886
Forest Laboratories Inc.(a)	61,703	1,816,536
Gilead Sciences Inc.(a)	184,953	8,615,111
Hospira Inc.(a)(b)	32,908	1,467,697
King Pharmaceuticals Inc.(a)	51,510	554,763
Medco Health Solutions Inc.(a)(b)	97,027	5,366,563
Merck & Co. Inc.(b)	430,961	13,631,296
Mylan Inc.(a)(b)	61,932	991,531
Pfizer Inc.(b)	1,378,491	22,814,026
Schering-Plough Corp.	332,760	9,400,470
Watson Pharmaceuticals Inc.(a)(b)	21,716	795,674
Wyeth	272,849	13,255,004

		122,323,986
PIPELINES—0.38%
El Paso Corp.(b)	144,094	1,487,050
Questar Corp.(b)	35,495	1,333,192
Spectra Energy Corp.	131,402	2,488,754
Williams Companies Inc. (The)	118,537	2,118,256

		7,427,252
REAL ESTATE—0.03%
CB Richard Ellis Group Inc. Class A(a)	48,467	569,003

		569,003

REAL ESTATE INVESTMENT TRUSTS—1.07%
Apartment Investment and Management Co. Class A(b)	24,729	364,753
AvalonBay Communities Inc.(b)	16,301	1,185,572
Boston Properties Inc.	28,390	1,860,964
Equity Residential(b)	55,502	1,703,911
HCP Inc.	59,581	1,712,358
Health Care REIT Inc.(b)	24,308	1,011,699
Host Hotels & Resorts Inc.	123,259	1,450,758
Kimco Realty Corp.	76,358	995,708
ProLogis	89,812	1,070,559
Public Storage	27,586	2,075,571
Simon Property Group Inc.(b)	58,178	4,039,299
Ventas Inc.	32,088	1,235,388
Vornado Realty Trust	32,142	2,070,266

		20,776,806
RETAIL—6.02%
Abercrombie & Fitch Co. Class A(b)	18,268	600,652
AutoNation Inc.(a)(b)	20,333	367,621
AutoZone Inc.(a)(b)	6,709	980,990
Bed Bath & Beyond Inc.(a)(b)	53,402	2,004,711
Best Buy Co. Inc.	69,763	2,617,508
Big Lots Inc.(a)	17,175	429,719
Costco Wholesale Corp.	89,022	5,026,182
CVS Caremark Corp.	295,051	10,545,123
Darden Restaurants Inc.	28,429	970,282
Family Dollar Stores Inc.	28,451	751,106
GameStop Corp. Class A(a)(b)	33,806	894,845
Gap Inc. (The)	97,955	2,096,237
Home Depot Inc. (The)	347,430	9,255,535
J.C. Penney Co. Inc.(b)	47,931	1,617,671
Kohl’s Corp.(a)	62,417	3,560,890
Limited Brands Inc.(b)	54,571	927,161
Lowe’s Companies Inc.(b)	301,501	6,313,431
Macy’s Inc.	84,900	1,552,821
McDonald’s Corp.	223,054	12,729,692
Nordstrom Inc.	33,577	1,025,442
Office Depot Inc.(a)	56,955	377,042
O’Reilly Automotive Inc.(a)(b)	27,733	1,002,271
RadioShack Corp.(b)	24,694	409,180
Sears Holdings Corp.(a)(b)	10,474	684,057
Staples Inc.(b)	147,286	3,419,981
Starbucks Corp.(a)	150,723	3,112,430
Target Corp.	153,040	7,143,907
Tiffany & Co.	25,563	984,942
TJX Companies Inc. (The)	86,316	3,206,639
Walgreen Co.	202,846	7,600,640
Wal-Mart Stores Inc.	441,145	21,655,808
Yum! Brands Inc.(b)	94,775	3,199,604

		117,064,120
SAVINGS & LOANS—0.12%
Hudson City Bancorp Inc.	97,634	1,283,887
People’s United Financial Inc.(b)	71,848	1,117,955

		2,401,842

SEMICONDUCTORS—2.55%
Advanced Micro Devices Inc.(a)(b)	114,752	649,496
Altera Corp.(b)	60,918	1,249,428
Analog Devices Inc.	59,646	1,645,037
Applied Materials Inc.	270,701	3,627,393
Broadcom Corp. Class A(a)(b)	87,632	2,689,426
Intel Corp.	1,142,029	22,349,508
KLA-Tencor Corp.(b)	34,633	1,241,939
Linear Technology Corp.	45,408	1,254,623
LSI Corp.(a)	133,993	735,622
MEMC Electronic Materials Inc.(a)	44,573	741,249
Microchip Technology Inc.(b)	37,816	1,002,124
Micron Technology Inc.(a)(b)	173,595	1,423,479
National Semiconductor Corp.(b)	47,302	675,000
Novellus Systems Inc.(a)(b)	19,918	417,880
NVIDIA Corp.(a)(b)	111,702	1,678,881
QLogic Corp.(a)(b)	24,851	427,437
Teradyne Inc.(a)(b)	35,964	332,667
Texas Instruments Inc.	258,235	6,117,587
Xilinx Inc.(b)	55,940	1,310,115

		49,568,891
SOFTWARE—4.28%
Adobe Systems Inc.(a)	106,553	3,520,511
Autodesk Inc.(a)	47,035	1,119,433
Automatic Data Processing Inc.	101,987	4,008,089
BMC Software Inc.(a)	37,049	1,390,449
CA Inc.	81,121	1,783,851
Citrix Systems Inc.(a)(b)	37,409	1,467,555
Compuware Corp.(a)	45,978	337,019
Dun & Bradstreet Corp. (The)	10,510	791,613
Electronic Arts Inc.(a)(b)	66,073	1,258,691
Fidelity National Information Services Inc.(b)	38,389	979,303
Fiserv Inc.(a)	31,116	1,499,791
IMS Health Inc.	38,122	585,173
Intuit Inc.(a)(b)	65,335	1,862,048
Microsoft Corp.	1,581,759	40,951,741
Novell Inc.(a)	74,108	334,227
Oracle Corp.	796,716	16,603,561
Paychex Inc.(b)	65,259	1,895,774
Red Hat Inc.(a)	38,713	1,070,027
Salesforce.com Inc.(a)(b)	22,290	1,268,970
Total System Services Inc.(b)	39,638	638,568

		83,366,394
TELECOMMUNICATIONS—6.03%
American Tower Corp. Class A(a)	80,011	2,912,400
AT&T Inc.	1,204,756	32,540,460
CenturyTel Inc.	60,486	2,032,330
Ciena Corp.(a)	19,409	315,979
Cisco Systems Inc.(a)	1,177,887	27,727,460
Corning Inc.	316,014	4,838,174
Frontier Communications Corp.(b)	65,299	492,354
Harris Corp.	26,220	985,872
JDS Uniphase Corp.(a)	43,679	310,558

Juniper Networks Inc.(a)(b)	106,277	2,871,605
MetroPCS Communications Inc.(a)(b)	51,907	485,850
Motorola Inc.	467,653	4,017,139
QUALCOMM Inc.	339,235	15,258,790
Qwest Communications International Inc.(b)	299,089	1,139,529
Sprint Nextel Corp.(a)	583,973	2,306,693
Tellabs Inc.(a)	81,837	566,312
Verizon Communications Inc.	580,342	17,566,952
Windstream Corp.(b)	91,100	922,843

		117,291,300
TEXTILES—0.04%
Cintas Corp.(b)	27,457	832,222

		832,222
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	25,773	715,201
Mattel Inc.	74,291	1,371,412

		2,086,613
TRANSPORTATION—1.91%
Burlington Northern Santa Fe Corp.	53,660	4,283,678
C.H. Robinson Worldwide Inc.(b)	34,609	1,998,670
CSX Corp.	79,577	3,331,093
Expeditors International Washington Inc.	43,037	1,512,751
FedEx Corp.	63,781	4,797,607
Norfolk Southern Corp.	74,613	3,216,566
Ryder System Inc.(b)	11,550	451,143
Union Pacific Corp.	103,222	6,023,004
United Parcel Service Inc. Class B(b)	203,267	11,478,487

		37,092,999

TOTAL COMMON STOCKS
(Cost: $2,046,934,283)		1,905,278,856

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.36%

MONEY MARKET FUNDS—12.02%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	207,120,554	207,120,554
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	26,789,892	26,789,892

		233,910,446
U.S. TREASURY OBLIGATIONS—0.34%
U.S. Treasury Bill
0.08%, 12/17/09(f)(g)	$6,600,000	6,598,845

		6,598,845

TOTAL SHORT-TERM INVESTMENTS
(Cost: $240,509,176)		240,509,291

TOTAL INVESTMENTS IN SECURITIES — 110.28%
(Cost: $2,287,443,459)	2,145,788,147
Other Assets, Less Liabilities — (10.28)%	(200,100,817)

NET ASSETS — 100.00%	$1,945,687,330

NVS Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (December 2009)	755	$39,746,975	$500,100

		$39,746,975	$500,100

See accompanying notes to schedules of investments.

TREASURY MONEY MARKET FUND

Schedule of Investments (Unaudited)

September 30, 2009

INVESTMENT POLICY AND SECURITY VALUATION

The Treasury Money Market Fund (the “Fund”), a series of Barclays Global Investors Funds, invests substantially all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Fund owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2009, the value of the Fund’s investment in the Master Portfolio was $3,526,610,384, which represents 96.30% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the assets or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

As of September 30, 2009, the value of the Fund’s investment in its Master Portfolio was classified as a Level 2 price. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of MIP’s Notes to Schedules of Investments, which are included in this filing.

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

Security	Face Amount	Value
REPURCHASE AGREEMENTS—79.19%
Banc of America Securities LLC Tri-Party 0.03%, dated 9/30/09, due 10/1/09, maturity value $500,000,417 (collateralized by U.S. government obligations, value $510,000,095).	$500,000,000	$500,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.01%, dated 9/30/09, due 10/1/09, maturity value $500,000,139 (collateralized by U.S. government obligations, value $510,000,003).	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party 0.03%, dated 9/30/09, due 10/1/09, maturity value $500,000,417 (collateralized by U.S. government obligations, value $510,001,057).	500,000,000	500,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 9/30/09, due 10/1/09, maturity value $400,000,111 (collateralized by U.S. government obligations, value $408,000,099).	400,000,000	400,000,000
J.P. Morgan Securities Inc. Tri-Party 0.03%, dated 9/30/09, due 10/1/09, maturity value $500,000,417 (collateralized by U.S. government obligations, value $510,004,082).	500,000,000	500,000,000
Morgan Stanley Tri-Party 0.02%, dated 9/30/09, due 10/1/09, maturity value $500,000,278 (collateralized by U.S. government obligations, value $514,615,085).	500,000,000	500,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,900,000,000)		2,900,000,000

Security	Face Amount	Value
U.S. TREASURY OBLIGATIONS—18.67%
U.S. Treasury Bills
0.20%, 03/25/10(a)	50,000,000	49,951,389
0.22%, 12/17/09(a)	25,000,000	24,988,236
0.22%, 12/24/09(a)	25,000,000	24,987,167
0.26%, 01/07/10(a)	25,000,000	24,982,305
0.26%, 02/25/10(a)	50,000,000	49,946,917
0.27%, 01/14/10(a)	50,000,000	49,960,625
0.27%, 02/18/10(a)	30,000,000	29,968,500
0.27%, 03/11/10(a)	25,000,000	24,969,813
0.27%, 02/04/10(a)	30,000,000	29,971,387
0.29%, 01/28/10(a)	50,000,000	49,952,070
0.30%, 11/27/09(a)	50,000,000	49,976,646
0.31%, 12/10/09(a)	25,000,000	24,984,931
0.34%, 02/11/10(a)	50,000,000	49,937,194
0.35%, 02/10/09(a)	25,000,000	24,982,987
0.42%, 06/17/10(a)	25,000,000	24,925,357
0.43%, 06/10/10(a)	25,000,000	24,925,625
0.43%, 05/06/10(a)	25,000,000	24,935,201
0.49%, 07/01/10(a)	50,000,000	49,816,104
0.49%, 07/29/10(a)	25,000,000	24,898,099
0.50%, 04/01/10(a)	25,000,000	24,936,805
0.52%, 06/03/10(a)	50,000,000	49,823,055

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $733,820,413)		733,820,413

TOTAL INVESTMENTS IN SECURITIES — 97.86%
(Cost: $3,583,852,495)		3,583,852,495
Other Assets, Less Liabilities — 2.14%		78,309,126

NET ASSETS — 100.00%		$3,662,161,621

(a)	The rate quoted is the yield to maturity.

See accompanying notes to schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2009, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1. PORTFOLIO SECURITIES

SECURITY VALUATION

The securities and other assets of each Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

The Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (collectively, the “Money Market Master Portfolios”) use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

The following tables summarize the values of each Master Portfolio’s investments according to the fair value hierarchy as of September 30, 2009. The breakdown of the each Master Portfolio’s investments into major categories is disclosed in its respective Schedule of Investments.

Investments in Securities
Master Portfolio and Asset Class	Level 1	Level 2	Level 3	Total
Bond Index
Corporate Bonds & Notes	$—	$33,828,429	$—	$33,828,429
Asset-Backed Securities	—	844,233	—	844,233
Collateralized Mortgage Obligations	—	4,583,016	—	4,583,016
Foreign Government Bonds & Notes	—	2,920,207	—	2,920,207
Municipal Debt Obligations	—	693,516	—	693,516
U.S. Government & Agency Obligations	—	105,768,416	—	105,768,416
Short-Term Investments	53,297,080	—	—	53,297,080

Total Bond Index	53,297,080	148,637,817	—	201,934,897

Government Money Market	—	802,841,000	—	802,841,000
LifePath Retirement
Master Portfolios	—	215,733,660	—	215,733,660
Exchange-Traded Funds	87,343,626	—	—	87,343,626
Short-Term Investments	50,091,652	—	—	50,091,652

Total LifePath Retirement	137,435,278	215,733,660	—	353,168,938

LifePath 2010
Master Portfolios	—	572,408,331	—	572,408,331
Exchange-Traded Funds	233,379,531	—	—	233,379,531
Short-Term Investments	92,091,939	—	—	92,091,939

Total LifePath 2010	325,471,470	572,408,331	—	897,879,801

LifePath 2020
Master Portfolios	—	1,040,435,971	—	1,040,435,971
Exchange-Traded Funds	579,918,714	—	—	579,918,714
Short-Term Investments	242,815,974	—	—	242,815,974

Total LifePath 2020	822,734,688	1,040,435,971	—	1,863,170,659

LifePath 2030
Master Portfolios	—	776,732,864	—	776,732,864
Exchange-Traded Funds	535,809,993	—	—	535,809,993
Short-Term Investments	231,325,488	—	—	231,325,488

Total LifePath 2030	767,135,481	776,732,864	—	1,543,868,345

LifePath 2040
Master Portfolios	—	572,169,013	—	572,169,013
Exchange-Traded Funds	472,840,946	—	—	472,840,946
Short-Term Investments	199,138,154	—	—	199,138,154

Total LifePath 2040	671,979,100	572,169,013	—	1,244,148,113

LifePath 2050
Master Portfolios	—	14,231,012	—	14,231,012
Exchange-Traded Funds	14,402,426	—	—	14,402,426
Short-Term Investments	5,248,769	—	—	5,248,769

Total LifePath 2050	19,651,195	14,231,012	—	33,882,207

Money Market	—	22,441,875,916	—	22,441,875,916
Prime Money Market	—	12,409,502,051	—	12,409,502,051
S&P 500 Index
Common Stocks	1,905,278,856	—	—	1,905,278,856
Short-Term Investments	233,910,446	6,598,845	—	240,509,291

Total S&P 500 Index	2,139,189,302	6,598,845	—	2,145,788,147

Treasury Money Market	—	3,633,820,413	—	3,633,820,413

Other Financial Instruments (a)
Master Portfolio	Level 1	Level 2	Level 3	Total
S&P 500 Index	$500,100	$—	$—	$500,100

(a)	Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

FUTURES CONTRACTS

The Bond Index and S&P 500 Index Master Portfolios are subject to equity price risk or interest-rate risk in the normal course of pursuing their investment objectives. The Master Portfolios may enter into futures contracts as substitutes for comparable positions in underlying securities, to position the portfolio for anticipated changes in markets, or to offset a potential decline in the value of other holdings. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the risk of default by the counterparty, imperfect correlation between the price of the futures contract and movements in the price of the underlying asset and the possibility that there may be an illiquid market. Futures contracts are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange.

As of September 30, 2009, the S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills with a face amount of $6,600,000, for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

FEDERAL INCOME TAXES

As of September 30, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Index	$196,196,510	$6,787,968	$(1,049,581)	$5,738,387
LifePath Retirement (a)	131,689,102	6,196,035	(449,859)	5,746,176
LifePath 2010 (a)	311,257,292	16,554,856	(2,340,678)	14,214,178
LifePath 2020 (a)	797,856,828	36,074,947	(11,197,087)	24,877,860
LifePath 2030 (a)	749,046,832	25,818,629	(7,729,980)	18,088,649
LifePath 2040 (a)	668,881,379	11,559,556	(8,461,835)	3,097,721
LifePath 2050 (a)	16,716,306	2,934,889	—	2,934,889
S&P 500 Index	2,342,867,014	362,169,068	(559,247,935)	(197,078,867)

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

As of September 30, 2009, the Money Market Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial statement purposes.

2. TRANSACTIONS WITH AFFILIATES

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which Barclays Global Investors, N.A. is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in their respective Money Market Master Portfolio, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the nine months ended September 30, 2009.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
LifePath Retirement
iShares Barclays TIPS Bond Fund	229	53	19	263	$27,058,366	$756,939	$(140,941)
iShares Cohen & Steers Realty Majors Index Fund	41	6	9	38	1,829,133	60,603	(343,318)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	120	13	26	107	3,153,736	98,804	(372,739)
iShares MSCI Canada Index Fund	108	4	15	97	2,477,879	8,715	(184,229)
iShares MSCI EAFE Index Fund	444	77	145	376	20,561,621	357,969	(3,774,903)
iShares MSCI EAFE Small Cap Index Fund	91	3	16	78	2,836,245	26,939	(277,476)
iShares MSCI Emerging Markets Index Fund	210	29	54	185	7,215,392	44,360	(1,102,444)
iShares S&P MidCap 400 Index Fund	224	37	44	217	14,968,907	129,783	(1,056,416)
iShares S&P SmallCap 600 Index Fund	134	36	32	138	7,242,347	52,200	(674,579)

					$87,343,626	$1,536,312	$(7,927,045)

LifePath 2010
iShares Barclays TIPS Bond Fund	613	126	64	675	$69,468,485	$1,963,853	$(397,599)
iShares Cohen & Steers Realty Majors Index Fund	136	—	30	106	5,132,522	199,393	(1,172,912)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	401	71	123	349	10,259,578	333,982	(1,749,980)
iShares MSCI Canada Index Fund	334	—	72	262	6,687,685	24,828	(869,590)
iShares MSCI EAFE Index Fund	1,364	163	496	1,031	56,386,948	1,032,775	(11,884,382)
iShares MSCI EAFE Small Cap Index Fund	267	—	57	210	7,610,630	75,555	(954,628)
iShares MSCI Emerging Markets Index Fund	626	64	192	498	19,380,176	128,410	(3,942,017)

iShares S&P MidCap 400 Index Fund	634	84	138	580	39,968,177	356,595	(3,515,237)
iShares S&P SmallCap 600 Index Fund	391	65	103	353	18,485,330	143,690	(2,053,879)

					$233,379,531	$4,259,081	$(26,540,224)

LifePath 2020
iShares Barclays TIPS Bond Fund	651	280	63	868	$89,301,383	$2,306,658	$(567,385)
iShares Cohen & Steers Realty Majors Index Fund	468	184	60	592	28,766,996	933,747	(2,411,146)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,437	763	386	1,814	53,373,146	1,587,275	(4,395,509)
iShares MSCI Canada Index Fund	864	6	112	758	19,312,897	68,649	(1,479,214)
iShares MSCI EAFE Index Fund	3,578	424	901	3,101	169,638,320	2,892,034	(26,891,334)
iShares MSCI EAFE Small Cap Index Fund	699	21	118	602	21,850,753	214,546	(1,820,472)
iShares MSCI Emerging Markets Index Fund	1,637	181	335	1,483	57,684,698	359,294	(7,141,830)
iShares S&P MidCap 400 Index Fund	1,417	136	172	1,381	95,238,980	804,647	(4,924,327)
iShares S&P SmallCap 600 Index Fund	796	176	116	856	44,751,541	319,914	(2,404,302)

					$579,918,714	$9,486,764	$(52,035,519)

LifePath 2030
iShares Barclays TIPS Bond Fund	288	155	35	408	$41,948,188	$1,067,729	$(349,446)
iShares Cohen & Steers Realty Majors Index Fund	481	332	99	714	34,715,604	1,069,508	(4,394,114)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,475	1,014	375	2,114	62,183,377	1,808,381	(4,220,719)
iShares MSCI Canada Index Fund	794	72	104	762	19,412,753	66,207	(1,415,632)
iShares MSCI EAFE Index Fund	3,371	526	766	3,131	171,245,844	2,839,971	(25,010,508)
iShares MSCI EAFE Small Cap Index Fund	643	71	106	608	22,072,268	208,093	(2,094,773)
iShares MSCI Emerging Markets Index Fund	1,529	202	238	1,493	58,092,474	356,241	(5,584,932)
iShares S&P MidCap 400 Index Fund	1,228	141	121	1,248	86,083,386	721,383	(4,037,260)
iShares S&P SmallCap 600 Index Fund	726	135	95	766	40,056,099	285,624	(1,823,198)

					$535,809,993	$8,423,137	$(48,930,582)

LifePath 2040
iShares Barclays TIPS Bond Fund	81	55	12	124	$12,758,766	$311,423	$(121,533)
iShares Cohen & Steers Realty Majors Index Fund	448	323	33	738	35,901,446	1,040,966	(1,756,179)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,327	999	177	2,149	63,232,229	1,790,695	(2,132,667)
iShares MSCI Canada Index Fund	698	102	98	702	17,875,188	59,441	(1,423,817)
iShares MSCI EAFE Index Fund	2,964	493	561	2,896	158,423,507	2,570,347	(19,603,532)
iShares MSCI EAFE Small Cap Index Fund	563	55	62	556	20,182,575	188,275	(1,159,663)
iShares MSCI Emerging Markets Index Fund	1,332	244	198	1,378	53,601,132	325,542	(4,614,107)
iShares S&P MidCap 400 Index Fund	1,014	154	88	1,080	74,458,347	613,879	(2,686,922)
iShares S&P SmallCap 600 Index Fund	602	148	54	696	36,407,756	245,174	(1,500,478)

					$472,840,946	$7,145,742	$34,998,898

LifePath 2050
iShares Cohen & Steers Realty Majors Index Fund	3	22	2	23	$1,105,862	$19,606	$(34,831)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	9	66	3	72	2,104,413	36,112	(33,591)
iShares MSCI Canada Index Fund	8	15	1	22	556,025	1,247	(22,482)
iShares MSCI EAFE Index Fund	33	71	14	90	4,927,868	54,120	(303,553)

iShares MSCI EAFE Small Cap Index Fund	6	13	1	18	646,143	4,037	(19,901)
iShares MSCI Emerging Markets Index Fund	15	32	4	43	1,680,250	6,739	(70,318)
iShares S&P MidCap 400 Index Fund	14	32	13	33	2,304,171	16,427	(152,139)
iShares S&P SmallCap 600 Index Fund	8	24	11	21	1,077,694	6,580	(72,154)

					$14,402,426	$144,868	$(708,969)

3. SECURITIES LENDING

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2009, the Master Portfolios, except the Money Market Master Portfolios, had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

4. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of Barclays Global Investors, N.A. (“BGI”) and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Master Portfolio’s current investment advisory agreement with BGFA. In order for the management of each Master Portfolio to continue uninterrupted, the Board approved a new investment advisory agreement for each Master Portfolio subject to shareholder approval. A special meeting of shareholders of the Master Portfolios is scheduled to be held on November 20, 2009. Each shareholder of record as of the close of business on September 30, 2009 will receive notice of and be entitled to vote at the meeting.

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barclays Global Investors Funds

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date:	November 23, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	November 23, 2009